UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06017
Investment Company Act File Number
Artio Global Equity Fund Inc.
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio Global Equity Fund Inc.

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value
COMMON STOCKS—85.3%

	United States—41.6%
6,310	Adobe Systems (1)		$121,846
16,705	Aecom Technology (1)		422,804
3,810	Apache Corp		285,750
10,440	Archer-Daniels-Midland		285,847
24,540	Automatic Data Processing		891,538
5,330	Baxter International		312,604
177	Berkshire Hathaway-Class B (1)		529,053
6,815	Burlington Northern Santa Fe		451,494
1,908	Celgene Corp (1)		101,029
8,930	Chevron Corp		629,744
24,090	Coca-Cola Co		1,029,125
15,760	Comcast Corp-Class A		230,884
10,930	ConocoPhillips		519,503
10,730	Corn Products International		248,400
19,580	Corrections Corp of America (1)		269,812
3,280	Devon Energy		202,048
9,240	DIRECTV Group (1)		202,356
23,970	Duke Energy		363,145
20,250	eBay Inc (1)		243,405
4,130	Eli Lilly		152,067
6,770	Exelon Corp		367,069
7,450	Exxon Mobil		569,776
11,380	Family Dollar Stores		316,023
5,960	Fastenal Co		203,713
1,660	First Solar (1)		237,048
4,790	Fluor Corp		186,331
9,120	Forest Laboratories (1)		228,365
5,770	FPL Group		297,443
4,472	Genentech Inc (1)		363,305
13,090	General Cable (1)		215,461
3,940	Gilead Sciences (1)		200,034
1,004	Google Inc-Class A (1)		339,884
4,470	Hess Corp		248,577
8,010	Illinois Tool Works		261,607
29,220	Intel Corp		376,938
13,410	Intersil Corp-Class A		124,847
3,700	Itron Inc (1)		241,610
18,260	Johnson & Johnson		1,053,419
13,500	Mattel Inc		191,565
6,710	McDonald’s Corp		389,314
3,528	Medco Health Solutions (1)		158,513
15,170	Microsoft Corp		259,407
3,340	Monsanto Co		254,040
3,040	Mosaic Co		108,437
6,230	Newmont Mining		247,829
10,200	Nike Inc-Class B		461,550
6,150	Nucor Corp		250,858
4,150	Occidental Petroleum		226,383
9,280	Peabody Energy		232,000
10,550	PepsiCo Inc		529,926
10,303	Pfizer Inc		150,218
14,028	Procter & Gamble		764,526
9,820	QUALCOMM Inc		339,281
14,620	Quanta Services (1)		312,576
3,910	Schlumberger Ltd		159,567
7,530	Stryker Corp		318,067
17,580	Symantec Corp (1)		269,501
3,260	Thermo Fisher Scientific (1)		117,132
4,904	Union Pacific		214,746
8,380	URS Corp (1)		285,339
14,400	Verizon Communications		430,128
12,190	Walgreen Co		334,128
21,070	Wal-Mart Stores		992,818
8,814	Walt Disney		182,274

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global Equity Fund Inc.

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value
COMMON STOCKS—Continued

	United States—Continued
4,410	WellPoint Inc (1)		$182,795
4,380	Zimmer Holdings (1)		159,432

			21,846,254

	France—7.3%
1,803	Aeroports de Paris (2)		96,997
2,960	Bouygues SA (2)		101,224
3,334	Electricite de France (2)		163,356
10,902	France Telecom (2)		246,341
11,482	GDF Suez (2)		441,045
3,760	L’Oreal SA (2)		250,417
3,012	LVMH (2)		164,817
3,180	Remy Cointreau (2)		84,779
12,560	Sanofi-Aventis SA (2)		707,994
5,870	Schneider Electric (2)		373,672
19,222	Total SA (2)		962,343
10,180	Vivendi (2)		263,051

			3,856,036

	Japan—6.6%
6,547	Canon Inc (2)		176,011
14	Central Japan Railway (2)		99,613
2,312	Daikin Industries (2)		52,807
7,231	Denso Corp (2)		130,730
1,500	East Japan Railway (2)		101,662
3,630	Eisai Co (2)		132,636
1,000	Fanuc Ltd (2)		59,340
50	Fuji Media (2)		63,596
90	Japan Tobacco (2)		257,237
19	KDDI Corp (2)		118,757
12,580	Komatsu Ltd (2)		129,205
13,580	Kubota Corp (2)		73,326
8,000	Mitsubishi Corp (2)		105,889
10,815	Mitsubishi Electric (2)		49,292
10,000	Mitsui & Co (2)		103,900
2,080	Nidec Corp (2)		98,373
774	Nintendo Co (2)		238,173
1,400	Nippon Telegraph & Telephone (2)		67,519
96	NTT DoCoMo (2)		167,224
6,000	Olympus Corp (2)		96,393
3,451	Panasonic Corp (2)		41,390
5,500	Seven & I (2)		146,623
1,130	Shin-Etsu Chemical (2)		52,491
5,320	Sony Corp (2)		102,907
4,950	Takeda Pharmaceutical (2)		231,335
17,298	Toyota Motor (2)		551,852

			3,448,281

	Switzerland—4.0%
12,349	ABB Ltd — Registered (1)(2)		160,417
1,540	BKW FMB Energie (2)		131,605
9,322	Compagnie Financiere Richemont (2)		136,161
380	Flughafen Zuerich — Registered (2)		85,007
33,910	Nestle SA — Registered (2)		1,171,602
5,884	Novartis AG — Registered (2)		243,296
820	Syngenta AG — Registered (2)		158,581

			2,086,669

	Germany—3.7%
10,690	BASF SE (2)		309,725
21,380	Deutsche Telekom — Registered (2)		258,638
10,394	E.ON AG (2)		334,696
13,480	Fraport AG (2)		507,741
3,833	Fresenius Medical Care (2)		172,151
1,716	Fresenius SE (2)		84,722

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global Equity Fund Inc.

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value
COMMON STOCKS—Continued

	Germany—Continued
3,710	SAP AG (2)		$131,862
2,694	Siemens AG — Registered (2)		151,160

			1,950,695

	Canada—3.2%
13,800	Barrick Gold		513,556
3,590	EnCana Corp		158,008
3,003	Petro-Canada		64,403
4,280	Potash Corp of Saskatchewan		318,450
1,350	Research In Motion (1)		74,790
4,730	Shoppers Drug Mart		173,085
38,930	Talisman Energy		364,542

			1,666,834

	Australia—2.9%
54,180	BHP Billiton (2)		970,371
155,949	Macquarie Airports (2)		224,467
3,907	Newcrest Mining		75,935
9,258	Rio Tinto (2)		241,023

			1,511,796

	Netherlands—2.6%
9,000	Heineken NV (2)		265,291
7,320	Koninklijke Philips Electronics (2)		132,873
27,020	Royal Dutch Shell		671,573
13,607	Unilever NV (2)		300,528

			1,370,265

	Italy—2.1%
18,991	Buzzi Unicem (2)		237,549
41,510	Eni SpA (2)		881,487

			1,119,036

	United Kingdom—2.1%
91,490	BP PLC (2)		646,973
167,709	Vodafone Group (2)		310,937
40,480	WM Morrison Supermarkets (2)		157,645

			1,115,555

	Brazil—1.4%
42,080	Vale do Rio Doce ADR		593,749
6,560	Petroleo Brasileiro ADR		171,872

			765,621

	Spain—1.1%
23,270	EDP Renovaveis (1)(2)		173,129
22,730	Iberdrola SA (2)		176,548
14,080	Telefonica SA (2)		250,680

			600,357

	Czech Republic—0.8%
3,614	Komercni Banka		398,887

	South Korea—0.7%
4,330	POSCO Sponsored ADR		275,042
7,490	SK Telecom Sponsored ADR		122,461

			397,503

	Poland—0.7%
43,745	PKO Bank Polski (2)		347,958

	Hungary—0.6%
32,246	OTP Bank (1)(2)		318,894

	Hong Kong—0.6%
51,097	China Merchants Holdings International (2)		90,485
3,310	China Mobile Sponsored ADR		148,851
440	GOME Electrical Appliances (2)(3)		63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global Equity Fund Inc.

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value
COMMON STOCKS—Continued

	Hong Kong—Continued
185,119	Shun Tak (2)		$66,896

			306,295

	Ireland—0.6%
12,950	CRH PLC (2)		300,230

	Finland—0.5%
9,658	Nokia Oyj (2)		118,631
9,544	Orion Oyj — Class B (2)		164,654

			283,285

	China—0.5%
326,952	Beijing Capital International Airport — Class H (2)		143,603
1,720	PetroChina Co Sponsored ADR		126,884

			270,487

	Multinational—0.5%
10,910	ArcelorMittal (2)		245,245

	Mexico—0.3%
19,400	Cemex SAB de CV Sponsored ADR (1)		151,126

	Denmark—0.3%
2,811	Novo Nordisk — Class B (2)		150,119

	Austria—0.2%
2,950	OMV AG (2)		84,347

	New Zealand—0.1%
72,540	Auckland International Airport (2)		66,639

	Lebanon—0.1%
2,371	SOLIDERE — Class A		34,925

	Ukraine—0.1%
1,010,469	UkrTelecom		34,844

	Russia—0.1%
13,625	AvtoVAZ Sponsored GDR (3)		11,598
1,672	Inter Rao Ues Sponsored GDR (1)(3)(4)		2,842
556	Kuzbassenergo OJSC Sponsored GDR (1)(3)(4)		521
7,696	OGK1 Sponsored GDR (1)(3)(4)		3,327
3,288	OGK3 Sponsored GDR (1)(3)(4)		1,306
400,000	RAO Energy System of East — BRD (1)		720
12,234	Sistema-Hals Sponsored GDR (1)(4)		3,059
3,056	TGK1 Sponsored GDR (1)(3)(4)		1,154
516	TGK2 Sponsored GDR (1)(3)(4)		318
1,268	TGK4 Sponsored GDR (1)(3)(4)		834
1,344	TGK9 Sponsored GDR (1)(3)(4)		677
128	TGK14 Sponsored GDR (1)(3)(4)		226
1,336	Volga Territorial Generating Sponsored GDR (1)(3)(4)		841
1,376	Yenisei Territorial Generating Sponsored GDR (1)(3)(4)		437

			27,860

	TOTAL COMMON STOCKS (Cost $57,654,474)		44,756,043

INVESTMENT FUNDS—3.2%

	United States—2.7%
60,040	Financial Select Sector SPDR Fund		554,769
4,670	SPDR Gold Trust (1)		426,418
21,090	SPDR KBW Regional Banking ETF		437,407

			1,418,594

	Japan—0.5%
148,800	Nomura TOPIX Banks Exchange Traded Fund (2)		258,461

	TOTAL INVESTMENT FUNDS (Cost $1,740,812)		1,677,055

EQUITY LINKED NOTES—0.0%

	Russia—0.0%
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (1)(3)(4)		4,044

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global Equity Fund Inc.

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value
EQUITY LINKED NOTES—Continued

	Russia—Continued
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (1)(3)(4)		$643

			4,687

	TOTAL EQUITY LINKED NOTES (Cost $44,408)		4,687

PREFERRED STOCKS—0.0%

	Philippines—0.0%
56,604	Ayala Land (1)(3) (Cost $121)		120

Face
Value	Currency
REPURCHASE AGREEMENT—7.4%

		United States—7.4%
3,861,808	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009 with maturity value of $3,861,847 and an effective yield of 0.12%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.564%, a maturity of 07/01/2033 and an aggregate market value of $3,939,767. (4) (Cost $3,861,808)	3,861,808

		TOTAL INVESTMENTS—95.9% (Cost $63,301,623)	50,299,713
		OTHER ASSETS AND LIABILITIES (Net)—4.1%	2,161,948

		TOTAL NET ASSETS —100.0%	$52,461,661

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

ETF	Exchange-Traded Funds

GDR	Global Depositary Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.

(3)	Illiquid security.

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $65,018,006.
Glossary of Currencies
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2009
Artio Global Equity Fund Inc.
Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/03/09	AUD	183,258	116,534	116,552	$(18)
02/05/09	AUD	844,710	536,953	557,508	(20,555)
02/03/09	BRL	1,339,589	576,068	552,608	23,460
03/03/09	BRL	1,339,589	570,712	573,700	(2,988)
02/02/09	CAD	240,087	193,642	193,947	(305)
02/23/09	CAD	670,057	540,273	529,710	10,563
02/02/09	CHF	70,602	60,827	61,629	(802)
04/20/09	CZK	460,308	21,013	23,020	(2,007)
05/07/09	CZK	1,702,507	77,690	81,236	(3,546)
05/12/09	CZK	3,382,334	154,340	161,873	(7,533)
05/14/09	CZK	1,815,750	82,854	89,649	(6,795)
07/14/09	CZK	295,788	13,492	14,760	(1,268)
10/14/09	CZK	296,917	13,544	14,798	(1,254)
10/22/09	CZK	218,234	9,955	10,928	(973)
10/27/09	CZK	6,549,959	298,776	354,435	(55,659)
02/23/09	EUR	220,398	282,341	288,615	(6,274)
04/14/09	EUR	490,880	628,525	643,740	(15,215)
02/02/09	GBP	97,190	140,119	139,011	1,108
02/23/09	GBP	1,564,838	2,255,329	2,166,205	89,124
02/02/09	JPY	14,866,480	165,533	165,828	(295)
02/03/09	JPY	14,450,202	160,898	161,383	(485)
02/05/09	JPY	151,680,706	1,689,031	1,700,418	(11,387)
02/12/09	KRW	203,276,524	147,355	153,939	(6,584)
02/23/09	KRW	231,130,215	167,557	167,997	(440)
03/02/09	KRW	184,288,000	133,608	135,109	(1,501)
05/07/09	PLN	474,761	135,646	141,487	(5,841)
05/11/09	PLN	226,589	64,731	67,437	(2,706)
05/14/09	PLN	95,473	27,272	28,415	(1,143)
05/21/09	PLN	98,203	28,045	29,219	(1,174)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(32,493)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/03/09	BRL	1,339,589	576,068	578,406	2,338
02/03/09	CHF	186,947	161,064	160,995	(69)
02/02/09	CZK	1,181,644	54,049	55,777	1,728
04/20/09	CZK	460,308	21,013	24,597	3,584
05/07/09	CZK	9,870,760	450,429	522,594	72,165
05/12/09	CZK	3,382,334	154,340	170,290	15,950
05/14/09	CZK	1,815,750	82,854	88,681	5,827
07/14/09	CZK	295,788	13,492	16,119	2,627
10/14/09	CZK	296,917	13,543	16,119	2,576
10/22/09	CZK	218,234	9,955	11,579	1,624
10/27/09	CZK	6,549,959	298,776	329,672	30,896
02/03/09	EUR	180,773	231,661	231,480	(181)
02/23/09	EUR	220,398	282,342	289,272	6,930
04/14/09	EUR	1,702,450	2,179,824	2,268,515	88,691
02/03/09	GBP	60,821	87,685	87,551	(134)
02/05/09	JPY	56,280,500	626,708	624,506	(2,202)
05/07/09	PLN	474,761	135,646	171,650	36,004
05/11/09	PLN	662,785	189,341	231,406	42,065
05/14/09	PLN	95,474	27,272	31,156	3,884
05/21/09	PLN	98,203	28,044	31,915	3,871
10/30/09	PLN	1,685,878	479,692	560,744	81,052

Net unrealized appreciation on forward foreign exchange contracts to sell					$399,226

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global Equity Fund Inc.
Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
KRW	— South Korean Won
PLN	— Polish Zloty

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds
Artio Global Equity Fund Inc.
At January 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value
INDUSTRY SECTOR
Energy	13.7%	$7,205,780
Consumer Staples	13.3	6,991,979
Industrials	11.5	6,037,864
Healthcare	10.5	5,480,278
Materials	10.1	5,304,237
Information Technology	7.7	4,046,099
Consumer Discretionary	6.6	3,440,132
Financials	6.3	3,309,949
Utilities	4.7	2,465,207
Telecommunications	4.1	2,156,380
Short-term Investment	7.4	3,861,808	*

Total Investments	95.9	50,299,713
Other Assets and Liabilities (Net)	4.1	2,161,948	*

Net Assets	100.0%	$52,461,661

*	Includes the current net notional market value of $1,408,717 for financial future contracts, which is 2.69% of net assets, and $590,769 for swap transaction agreements, which is 1.13% of net assets in cash and cash equivalents.

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—67.2%

	France—9.3%
195,707	Accor SA (1)		$7,751,714
497,143	Aeroports de Paris (1)		26,745,042
243,329	Air Liquide (1)		17,749,244
204,233	Alstom SA (1)		9,918,475
540,340	Bouygues SA (1)		18,478,101
769,801	Carrefour SA (1)		26,416,188
425,783	Casino Guichard-Perrachon (1)		28,004,287
312,998	Compagnie de Saint-Gobain (1)		10,623,616
436,514	Electricite de France (1)		21,387,807
2,823,360	France Telecom (1)		63,796,569
1,815,032	GDF Suez (1)		69,718,706
655,624	Groupe Danone (1)		33,751,401
242,110	Lafarge SA (1)		11,191,822
294,070	L’Oreal SA (1)		19,585,100
592,083	LVMH (1)		32,398,921
188,562	Remy Cointreau (1)		5,027,096
1,234,979	Sanofi-Aventis SA (1)		69,614,490
379,082	Schneider Electric (1)		24,131,545
216,854	Suez Environnement (1)(2)		3,468,473
5,247,748	Total SA (1)		262,726,797
1,068,760	Vinci SA (1)		36,643,020
2,744,698	Vivendi (1)		70,923,059

			870,051,473

	Germany—8.1%
123,006	Adidas AG (1)		4,260,603
1,330,587	BASF SE (1)		38,551,595
1,430,115	Bayer AG (1)		76,398,294
1,386,693	Curanum AG (1)		6,208,085
1,327,609	Daimler AG — Registered (1)		37,258,319
297,697	Deutsche Post — Registered (1)		3,738,155
5,908,926	Deutsche Telekom — Registered (1)		71,481,349
3,093,042	E.ON AG (1)		99,598,671
2,989,110	Fraport AG (1)		112,588,645
570,982	Fresenius Medical Care (1)		25,644,375
564,750	Fresenius SE (1)		27,882,648
723,632	Marseille-Kliniken AG (1)(3)		5,318,478
120,569	Merck KGaA (1)		10,250,549
346,717	Metro AG (1)		12,640,676
561,764	Rhoen-Klinikum AG (1)		11,535,427
1,232,259	RWE AG (1)		95,838,629
1,330,258	SAP AG (1)		47,280,265
1,332,963	Siemens AG — Registered (1)		74,792,607

			761,267,370

	United Kingdom—6.7%
19,098,344	BP PLC (1)		135,054,318
2,146,717	British American Tobacco (1)		58,716,099
1,917,071	Cadbury PLC (1)		15,405,216
3,316,479	Diageo PLC (1)		45,192,772
2,183,407	GlaxoSmithKline PLC (1)		38,427,499
1,521,056	Imperial Tobacco (1)		41,446,518
1,513,297	National Grid (1)		14,111,792
2,605,580	Rolls-Royce Group (1)(2)		12,494,727
599,114	Scottish & Southern Energy (1)		10,298,567
3,005,579	Smith & Nephew (1)		21,726,852
13,777,882	Tesco PLC (1)		70,988,253
61,347,877	Vodafone Group (1)		113,740,503
9,379,964	WM Morrison Supermarkets (1)		36,529,358
1,314,970	WPP PLC (1)		7,383,704

			621,516,178

	Japan—5.2%
313,527	Aisin Seiki (1)		4,151,576
863,073	Canon Inc (1)		23,203,088

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Japan—Continued
2,501	Central Japan Railway (1)		$17,795,204
199,300	Daikin Industries (1)		4,552,077
464,706	Denso Corp (1)		8,401,464
413,500	East Japan Railway (1)		28,024,724
282,500	Eisai Co (1)		10,322,207
152,700	Fanuc Ltd (1)		9,061,293
4,086	Fuji Media (1)		5,197,051
1,583,452	Honda Motor (1)		35,410,310
1,259,297	ITOCHU Corp (1)		6,107,412
256,000	Japan Airport Terminal (1)		2,871,695
6,228	Japan Tobacco (1)		17,800,788
2,656	KDDI Corp (1)		16,601,015
620,700	Komatsu Ltd (1)		6,374,988
581,269	Kubota Corp (1)		3,138,584
100,900	Kyocera Corp (1)		6,447,197
1,068,497	Mitsubishi Corp (1)		14,142,730
1,582,000	Mitsubishi Electric (1)		7,210,354
1,406,000	Mitsui & Co (1)		14,608,308
121,500	Nichi-iko Pharmaceutical (1)		4,045,750
89,616	Nidec Corp (1)		4,238,369
118,426	Nintendo Co (1)		36,441,755
172,900	Nippon Telegraph & Telephone (1)		8,338,645
15,923	NTT DoCoMo (1)		27,736,596
119,279	Olympus Corp (1)		1,916,271
1,469,132	Panasonic Corp (1)		17,620,237
380,000	Ricoh Co (1)		4,611,679
64,700	Sawai Pharmaceutical (1)		3,361,217
169,841	Seven & I (1)		4,527,756
214,600	Shin-Etsu Chemical (1)		9,968,605
375,408	Sony Corp (1)		7,261,694
709,900	Suzuki Motor (1)		9,550,657
318,800	Takeda Pharmaceutical (1)		14,898,876
59,150	Towa Pharmaceutical (1)		2,995,441
2,653,189	Toyota Motor (1)		84,643,700
111,070	Yamada Denki (1)		6,553,237

			490,132,550

	Netherlands—5.0%
1,456,998	Heineken NV (1)		42,947,584
6,114,934	KKR Private Equity Investors (Unit) (1)(2)		14,360,696
3,309,761	Koninklijke (Royal) KPN (1)		44,244,454
1,521,513	Koninklijke Philips Electronics (1)		27,618,498
985,349	Reed Elsevier (1)		10,934,643
9,419,024	Royal Dutch Shell		234,106,808
396,883	TNT NV (1)		6,923,823
3,971,740	Unilever NV (1)		87,721,123

			468,857,629

	Switzerland—5.0%
936,648	ABB Ltd — Registered (1)(2)		12,167,308
282,145	BKW FMB Energie (1)		24,111,512
589,912	Compagnie Financiere Richemont (1)		8,616,513
531,495	Dufry Group — Registered (1)		8,626,985
136,505	Flughafen Zuerich — Registered (1)		30,536,487
464,123	Holcim Ltd — Registered (1)		18,724,040
5,153,530	Nestle SA — Registered (1)		178,056,184
838,622	Nobel Biocare — Registered (1)		12,906,762
1,498,037	Novartis AG — Registered (1)		61,942,032
450,149	Roche Holding (1)		63,250,084
103,750	Swatch Group (1)		11,578,856
14,511	Swisscom AG — Registered (1)		4,564,609
96,124	Syngenta AG — Registered (1)		18,589,523
52,429	Synthes Inc (1)(2)		6,328,868

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Switzerland—Continued
484,734	Xstrata PLC (1)		$3,961,633

			463,961,396

	Australia—3.2%
9,592,972	BHP Billiton (1)		171,237,744
23,692,941	Macquarie Airports (1)		34,102,700
764,145	Newcrest Mining		14,851,739
3,384,384	Rio Tinto (1)		79,107,882

			299,300,065

	Italy—3.1%
1,965,262	Buzzi Unicem (1)		24,582,485
1,373,998	Credito Emiliano		6,110,139
3,052,680	Enel SpA (1)		17,125,907
10,090,300	Eni SpA (1)		214,272,810
676,521	Geox SpA (1)		3,757,881
524,527	Italcementi SpA (1)		4,922,091
26,265	Piccolo Credito Valtellinese (1)		241,744
514,748	SAVE SpA (1)		2,280,096
12,365,356	Telecom Italia (1)		15,208,813

			288,501,966

	Czech Republic—2.5%
2,099,453	Komercni Banka (3)		231,722,192

	Poland—2.4%
4,199,141	Agora SA (1)(3)		16,080,341
57,310	Bank BPH (1)(2)		574,252
778,788	Bank Handlowy w Warszawie (1)		7,786,683
1,253,896	Bank Pekao (1)		38,987,607
660,666	Dom Development (1)		4,773,100
695,295	Grupa Kety (1)(3)		11,936,408
31,498	ING Bank Slaski (1)		2,462,901
42,007	Inter Cars (1)		315,071
16,015,283	PKO Bank Polski (1)		127,389,355
275,833	Polish Energy Partners (1)(2)		1,702,259
1,071,000	Polska Grupa Farmaceutyczna (1)(2)		5,764,012
231,934	Sniezka SA (1)		1,478,246
722,398	Stomil Sanok		1,032,514

			220,282,749

	Canada—2.3%
1,939,615	Barrick Gold		72,181,180
2,038,689	Eldorado Gold (2)		15,785,308
633,751	EnCana Corp		27,893,529
2,833,084	Ivanhoe Mines (2)		7,723,373
594,891	Kinross Gold		10,426,246
316,107	Petro-Canada		6,779,276
689,226	Potash Corp of Saskatchewan		51,281,283
262,264	Research In Motion (2)		14,529,426
1,330,638	Talisman Energy		12,460,142

			219,059,763

	Hungary—1.6%
124,149	Egis Gyogyszergyar (1)		6,205,695
1,058,323	Magyar Telekom Telecommunications (1)		2,601,363
13,774,898	OTP Bank (1)(2)		136,225,518
25,733	Richter Gedeon (1)		2,931,251

			147,963,827

	Spain—1.6%
924,933	EDP Renovaveis (1)(2)		6,881,515
1,662,907	Iberdrola Renovables (1)(2)		6,756,964
6,771,178	Iberdrola SA (1)		52,592,870
252,810	Inditex SA (1)		9,660,078

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Spain—Continued
3,931,788	Telefonica SA (1)		$70,001,608

			145,893,035

	Finland—1.2%
1,103,086	Atria PLC (1)		15,440,799
1,895,587	HKScan Oyj (1)		11,716,002
3,821,210	Nokia Oyj (1)		46,936,730
789,282	Olvi Oyj — Class A (1)		15,984,204
2,522,169	Oriola-KD Oyj — Class B (1)		4,784,970
490,081	Orion Oyj — Class B (1)		8,454,901
1,562,176	Stora Enso — Class R (1)		9,545,222

			112,862,828

	Brazil—0.8%
5,499,015	Vale do Rio Doce ADR		77,591,102

	Hong Kong—0.8%
14,030,758	China Merchants Holdings International (1)		24,846,415
30,866,602	Clear Media (1)(2)(3)		5,902,271
24,977,249	Emperor Entertainment Hotel (1)		1,316,278
68,601,472	GOME Electrical Appliances (1)(4)		9,908,075
2,728	Melco Crown Entertainment Sponsored ADR (2)		7,611
40,387,145	Melco International Development (1)		11,609,904
65,059,612	Shun Tak (1)		23,510,316

			77,100,870

	Ireland—0.8%
3,126,928	CRH PLC (1)		72,493,974

	Austria—0.8%
806,641	Flughafen Wien (1)		32,344,517
1,189,573	OMV AG (1)		34,012,714
354,992	Telekom Austria (1)		4,995,069

			71,352,300

	Bulgaria—0.7%
301,290	Bulgarian American Credit Bank		1,678,551
11,652,801	Bulgarian Telecommunication (1)(4)		46,284,312
1,276,434	Central Cooperative Bank (2)		719,495
10,693,367	Chimimport AD (2)(3)		9,742,269
47,828	Devin AD (2)		42,790
354,861	DZI Insurance (1)(2)(3)(4)		4,005,182
92,174	Kaolin AD (2)		141,913
1,703,999	LEV INS (1)(2)(4)		2,803,328
806,010	Sopharma AD		1,108,878
1,425,011	Sparki Eltos Lovetch (2)(3)		1,256,236

			67,782,954

	Sweden—0.7%
969,958	East Capital Explorer (1)(2)		5,291,540
785,886	Getinge AB — Class B (1)		10,565,750
430,493	Hennes & Mauritz — Class B (1)		16,760,116
3,197,715	Svenska Cellulosa — Class B (1)		25,155,755
2,106,927	TeliaSonera AB (1)		9,330,857

			67,104,018

	Denmark—0.7%
100,454	ALK-Abello A/S (1)		8,853,444
794,964	Novo Nordisk — Class B (1)		42,454,407
396,040	Royal UNIBREW (1)(3)		8,805,349
726,577	TK Development (1)(2)		2,704,906

			62,818,106

	Ukraine—0.7%
214,485	Anthousa Ltd Sponsored GDR (1)(2)(4)(5)		3,064,991
8,916,599	Bank Forum (2)(3)(4)		5,250,177
76,611,005	Bohdan Automobile Plant (2)		1,794,402

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Ukraine—Continued
2,343,250	Centrenergo		$1,478,824
178,305	Centrenergo Sponsored ADR (2)		1,125,282
1,237,519	Chernivtsioblenergo (2)(4)		1,235,909
5,006,914	Davento Sponsored GDR Registered (1)(2)(4)(5)		1,154,944
20,500	Dniproenergo (2)		1,333,767
13,182,906	Dragon-Ukrainian Properties & Development (2)(3)		7,222,198
7,562,990	Harkivoblenergo (2)(4)		1,943,644
10,700	Ivano Frankivskcement (4)		139,232
902,412	Khmelnitskoblenergo JSC (2)(4)		311,177
2,750,000	Kirovogradoblenergo (2)(4)		984,060
240,262	Korukivskas Technical Papers Factory (2)(4)		359,533
3,228,131	Krymenergo (2)		648,987
115,161	Kyivmedpreparat (2)(4)		187,315
189,156	Lvivoblenergo (2)(4)		47,627
267,596	Odessaoblenergo (2)(4)		142,764
1,251,637	Oranta (2)(4)		1,811,901
488,244	Poltavaoblenergo (2)(4)		235,069
93,280,824	Raiffeisen Bank Aval (2)		1,687,187
65,228	Retail Group (1)(2)(4)		6,882,933
21,017	Rodovid Bank (2)(4)		1,121,271
8,375,303	Slavutich Brewery (2)(4)		1,133,418
641,180	Ternopiloblenergo (2)(4)		237,366
2,636,403	Tsukrovyy soyz Ukrros (2)(4)		85,765
1,153,346,022	Ukrinbank (2)(3)(4)		1,875,970
8,685	Ukrnafta Sponsored ADR (2)		684,484
84,835,914	Ukrsotsbank JSCB (2)		1,655,873
116,751,392	UkrTelecom		4,025,910
573,260	UkrTelecom Sponsored GDR (2)		918,290
65,728	Vinnitsaoblenergo (2)(4)		1,218,769
4,114,636	Volynoblenergo (2)(4)		267,706
4,799,516	Zakarpattyaoblenergo (2)(4)		1,595,675
15,000	Zakhidenergo (2)		720,234
595,792	Zakhidenergo Sponsored GDR (2)		7,151,830
400,000	Zhytomyroblenergo (2)(4)		109,824

			61,844,308

	Russia—0.6%
437,925	Alfa Cement (1)(2)(3)(4)		15,633,922
3,160,642	AvtoVAZ Sponsored GDR (4)		2,690,534
16,054,502	Central Telecommunication		1,685,723
53,536,950	Chelindbank OJSC (1)(2)(4)		2,676,847
543,450	Federal Grid Co Unified Energy System Sponsored GDR (2)(4)(5)		624,968
72,641,568	IDGC of Centre and Volga (2)(4)		174,340
268,419,608	IDGC of North-West (2)(4)		429,471
166,480,998	IDGC of South (2)(4)		166,481
356,554	Inter Rao UES Sponsored GDR (2)(4)(5)		606,142
547,651	Kuban Energy Retail (2)(4)		153,074
547,651	Kuban Trunk Grid (2)(4)		89,130
547,651	Kubanenergo OAO (2)(4)		1,139,706
118,567	Kuzbassenergo OJSC Sponsored GDR (2)(4)(5)		111,133
572,363	Mosenergo OAO Sponsored GDR (2)(4)(5)		707,826
397,891,076	MRSK Urala (2)(4)		835,571
1,369,875	North-West Telecom Sponsored ADR (4)		2,123,306
766,444	OAO Dalsvyaz (4)		406,215
1,641,172	OGK1 Sponsored GDR (2)(4)(5)		709,439
426,500	OGK2 Sponsored GDR (2)(4)(5)		311,345
701,166	OGK3 Sponsored GDR (2)(4)(5)		278,575
497,299	OGK6 Sponsored GDR (2)(4)(5)		353,414
85,300,000	RAO Energy System of East — BRD (2)		153,540
78,061	RTS Stock Exchange — BRD (1)(2)(4)		10,928,540
117,203	Sibirskiy Cement (4)		1,787,346
227,244	Sibirtelecom Sponsored ADR		295,417
20,946	Sistema-Hals (2)(4)		104,730
1,920,014	Sistema-Hals Sponsored GDR (2)(5)		480,004

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Russia—Continued
787,702	Southern Telecommunication Sponsored ADR (4)		$590,777
651,692	TGK1 Sponsored GDR (2)(4)(5)		246,155
110,037	TGK2 Sponsored GDR (2)(4)(5)		67,732
270,401	TGK4 Sponsored GDR (2)(4)(5)		177,791
286,608	TGK9 Sponsored GDR (2)(4)(5)		144,342
27,296	TGK14 Sponsored GDR (2)(4)(5)		48,114
579,701	Veropharm (2)(3)(4)		5,797,010
284,902	Volga Territorial Generating Sponsored GDR (2)(4)(5)		179,354
169,605	VolgaTelecom Sponsored ADR		144,164
900,473	VolgaTelecom		382,701
293,432	Yenisei Territorial Generating Sponsored GDR (2)(4)(5)		93,183

			53,528,062

	Romania—0.5%
731,600	Antibiotice		78,797
25,258,098	ARDAF — Societatea de Asigurare Reasigurare (2)		350,414
834,977	Banca Transilvania (2)		196,802
49,462,397	Biofarm Bucuresti (2)		959,217
7,075,320	BRD-Groupe Societe Generale		12,348,959
13,077,246	Cemacon SA (2)(3)		311,349
8,191,800	Compa Sibiu (2)		244,404
5,115,298	Concefa SA (2)		152,616
9,712,700	Condmag SA (2)(3)		570,866
60,725,100	Dafora SA (2)(3)		516,347
1,757,679	Farmaceutica Remedia (2)		57,685
16,912,495	Impact Developer & Contractor (2)(3)(4)		1,311,926
493,519,000	Rompetrol Rafinare (2)		3,548,537
113,050	Santierul Naval Braila (2)(4)		25,802
571,358,857	SNP Petrom		28,638,260
13,131,100	Socep Constanta (2)		626,830
3,593,800	Spicul Buzau (2)		229,454
12,318,718	Zentiva SA (2)		1,102,593

			51,270,858

	Venezuela—0.5%
38,451	Banco Provincial (4)		268,958
156	Banco Venezolano de Credito (4)		177,991
15,843,815	Cemex Venezuela SACA-I (4)		5,238,723
2,795,674	Mercantil Servicios Financieros — Class B (4)		23,435,073
2,847,910	Siderurgica Venezolana Sivensa SACA (3)(4)		19,562,554

			48,683,299

	Multinational—0.5%
1,889,232	ArcelorMittal (1)		42,467,923
414,976	Central European Media Enterprises — Class A (2)		4,091,663

			46,559,586

	China—0.4%
76,121,574	Beijing Capital International Airport — Class H (1)		33,433,878
5,758,558	Lianhua Supermarket — Class H (1)		5,944,334
741,536	Shenzhen Chiwan Wharf — Class B (1)		649,605

			40,027,817

	Serbia—0.4%
399,974	AIK Banka (2)(3)		15,267,839
70,035	Energoprojekt Holding (2)		535,626
80,073	Imlek ad (2)(4)		922,938
41,955	Komercijalna Banka (2)(4)		12,970,806
6,149	Metals Banka (2)(4)		540,565
93,520	Privredna Banka (2)(4)		522,479
120,801	Tigar ad Pirot (3)(4)		671,617
78,160	Toza Markovic ad Kikinda (2)(3)(4)		2,909,339
16,503	Univerzal Banka ad (2)(4)		1,960,354

			36,301,563

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Norway—0.2%
2,301,905	Austevoll Seafood (1)		$4,285,925
1,528,809	Copeinca ASA (2)		2,529,807
752,330	RomReal Ltd (2)		139,489
760,906	StatoilHydro ASA (1)		13,148,841

			20,104,062

	Lebanon—0.2%
752,109	SOLIDERE Sponsored GDR (5)		11,063,524
278,581	SOLIDERE — Class A		4,103,498

			15,167,022

	Greece—0.1%
672,682	Hellenic Telecommunications Organization (1)		10,148,396
128,354	Nireus Aquaculture (1)		91,979
1,161,680	Sprider Stores (1)		1,631,187

			11,871,562

	New Zealand—0.1%
11,462,417	Auckland International Airport (1)		10,529,982

	Cyprus—0.1%
2,606,414	Hellenic Bank Public		3,306,716
2,864,931	Marfin Popular Bank Public (1)		6,402,985

			9,709,701

	Georgia—0.1%
2,190,670	Bank of Georgia — Registered Shares Sponsored GDR (2)(3)		8,434,367

	Portugal—0.1%
2,236,038	Energias de Portugal (1)		7,944,472

	Zambia—0.1%
9,363,990	Zambeef Products (3)(4)		6,382,059

	United States—0.1%
353,356	Dr. Pepper Snapple (2)		5,812,706

	Mexico—0.0%
2,084,100	Grupo Cementos de Chihuahua		4,205,615

	Slovenia—0.0%
245,273	Nova Kreditna Banka Maribor		2,936,351

	Lithuania—0.0%
1,753,630	Rokiskio Suris		1,399,337

	Croatia—0.0%
10,311	FIMA Validus (2)(4)		37,191

	Latvia—0.0%
1,424,182	SC Parex Banka (1)(4)		—

	TOTAL COMMON STOCKS (Cost $8,418,026,884)		6,280,366,265

INVESTMENT FUNDS—0.5%

	Multinational—0.3%
1,032,345	iShares MSCI Emerging Markets Index Fund		23,361,967

	Australia—0.1%
8,969,477	Australian Infrastructure Fund (1)		9,836,946

	Russia—0.1%
92,634	Renaissance Pre-IPO Fund (2)(4)		3,427,458
2,611,296	RenShares Utilities (2)		1,305,648

			4,733,106

	Sweden—0.0%
1,485,000	NAXS Nordic Access Buyout Fund (2)		3,668,760

	Romania—0.0%
4,035,500	SIF 1 Banat Crisana Arad		541,799
3,406,316	SIF 2 Moldova Bacau		398,382
9,533,500	SIF 3 Transilvania Brasov		665,574
4,871,855	SIF 4 Muntenia Bucuresti		668,622

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

INVESTMENT FUNDS—Continued

	Romania—Continued
4,143,975	SIF 5 Oltenia Craiova		$540,290

			2,814,667

	TOTAL INVESTMENT FUNDS (Cost $74,120,397)		44,415,446

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%

	Bulgaria—0.1%
12,071,674	Bulgaria Compensation Notes (2)		2,215,422
3,842,865	Bulgaria Housing Compensation Notes (2)		705,251
29,663,486	Bulgaria Registered Compensation Vouchers (2)		5,249,486

			8,170,159

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)		8,170,159

PREFERRED STOCKS—0.1%

	Russia—0.1%
55,613	Silvinit (4)		5,366,654

	Philippines—0.0%
11,528,247	Ayala Land (2)(4)		24,337

	TOTAL PREFERRED STOCKS (Cost $9,983,545)		5,390,991

EQUITY LINKED NOTES—0.0%

	Russia—0.0%
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (2)(4)(5)		862,323
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (2)(4)(5)		137,205

			999,528

	Ukraine—0.0%
1,016	Laona Investments, Issued by Unicredit Banca Mobiliare , Expires 11/16/2010 (2)		381,000

	TOTAL EQUITY LINKED NOTES (Cost $11,765,159)		1,380,528

RIGHTS—0.0%

	Romania—0.0%
133,385	Aker Braila SA (2) (Cost $—)		—

Face
Value	Currency
REPURCHASE AGREEMENT—10.5%

		United States—10.5%
981,782,406	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009, with a maturity value of $981,792,224 and an effective yield of 0.12%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.338%-5.988%, maturities ranging from 07/30/2009-07/01/2034 and an aggregate market value of $1,001,445,411. (Cost $981,782,406)	981,782,406

		TOTAL INVESTMENTS—78.4% (Cost $9,515,388,742)	7,321,505,795
		OTHER ASSETS AND LIABILITIES (Net)—21.6%	2,020,616,540

		TOTAL NET ASSETS—100.0%	$9,342,122,335

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.

(2)	Non-income producing security.

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund

(3)	Affiliated security.

(4)	Illiquid security.

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $9,879,822,295.
Glossary of Currencies
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2009
Artio International Equity Fund
Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

02/03/09	AUD	37,083,112	23,581,155	24,432,579	$(851,424)
02/05/09	AUD	156,313,674	99,363,344	103,167,025	(3,803,681)
02/03/09	BRL	371,860,192	159,912,355	153,400,112	6,512,243
03/03/09	BRL	371,860,192	158,425,456	159,254,900	(829,444)
02/02/09	CAD	22,167,535	17,879,207	18,239,630	(360,423)
02/03/09	CAD	10,702,453	8,632,055	8,671,431	(39,376)
02/10/09	CAD	663,183,286	534,820,918	543,389,304	(8,568,386)
02/23/09	CAD	121,249,386	97,764,576	95,853,106	1,911,470
05/14/09	CZK	385,531,300	17,592,097	18,450,005	(857,908)
07/14/09	CZK	189,446,680	8,641,461	10,023,634	(1,382,173)
10/14/09	CZK	185,362,106	8,455,153	9,797,152	(1,341,999)
10/26/09	CZK	1,261,973,861	57,564,817	66,258,095	(8,693,278)
10/27/09	CZK	3,109,253,082	141,828,453	166,557,249	(24,728,796)
11/03/09	CZK	4,364,731,430	199,099,124	228,049,186	(28,950,062)
09/28/09	EUR	25,046,531	32,055,272	31,814,104	241,168
02/02/09	GBP	612,541	883,100	878,935	4,165
02/23/09	GBP	240,130,486	346,089,125	338,941,296	7,147,829
02/04/09	JPY	6,753,945,588	75,207,056	76,295,941	(1,088,885)
02/05/09	JPY	10,582,243,915	117,837,964	118,632,362	(794,398)
02/06/09	JPY	22,200,526,013	247,216,333	248,928,857	(1,712,524)
02/12/09	KRW	62,389,489,714	45,226,161	47,246,868	(2,020,707)
02/23/09	KRW	68,202,248,556	49,443,118	49,572,793	(129,675)
03/02/09	KRW	63,539,230,000	46,065,619	46,583,013	(517,394)
05/07/09	PLN	91,881,630	26,251,918	27,382,396	(1,130,478)
10/26/09	PLN	41,012,176	11,670,087	14,998,053	(3,327,966)
11/19/09	PLN	444,247,683	126,368,382	164,348,317	(37,979,935)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(113,292,037)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

02/03/09	BRL	371,860,192	159,912,355	160,561,395	649,040
04/20/09	CZK	294,818,498	13,458,193	15,753,901	2,295,708
05/12/09	CZK	3,475,578,467	158,595,276	174,984,567	16,389,291
05/14/09	CZK	1,362,425,546	62,168,552	66,540,976	4,372,424
07/14/09	CZK	189,446,680	8,641,461	10,324,070	1,682,609
10/14/09	CZK	190,169,365	8,674,433	10,324,070	1,649,637
10/22/09	CZK	990,331,873	45,173,677	52,545,236	7,371,559
10/26/09	CZK	1,261,973,861	57,564,817	62,720,287	5,155,470
10/27/09	CZK	3,109,253,082	141,828,453	159,967,413	18,138,960
11/03/09	CZK	7,687,684,655	350,677,081	409,456,829	58,779,748
02/02/09	EUR	144,952,262	185,756,216	188,043,671	2,287,455
02/03/09	EUR	359,396,153	460,565,900	460,370,454	(195,446)
02/23/09	EUR	702,118,449	899,452,025	915,541,060	16,089,035
02/03/09	HUF	932,249,463	4,003,745	4,022,651	18,906
05/12/09	HUF	5,385,367,255	22,721,821	25,153,514	2,431,693
05/19/09	HUF	6,478,278,879	27,304,874	29,848,318	2,543,444
10/29/09	HUF	8,259,278,481	34,032,307	34,860,308	828,001
02/03/09	JPY	407,780,948	4,540,485	4,549,603	9,118
02/02/09	PLN	6,773,969	1,947,662	2,029,958	82,296
05/07/09	PLN	279,321,172	79,806,120	100,928,263	21,122,143
05/11/09	PLN	580,924,002	165,955,758	202,064,958	36,109,200
05/14/09	PLN	71,637,686	20,463,036	23,377,394	2,914,358
05/21/09	PLN	42,511,051	12,140,219	13,815,746	1,675,527
10/26/09	PLN	41,012,176	11,670,087	13,778,195	2,108,108
10/30/09	PLN	484,300,672	137,800,719	161,084,541	23,283,822
11/19/09	PLN	444,247,683	126,368,382	141,517,855	15,149,473

Net unrealized appreciation on forward foreign exchange contracts to sell					$242,941,579

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)	January 31, 2009
Artio International Equity Fund
Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
PLN	— Polish Zloty

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds
Artio International Equity Fund
(Percentage of Net Assets)
At January 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Energy	10.4%	$973,842,862
Materials	9.2	862,324,686
Consumer Staples	8.7	808,628,255
Financials	8.2	766,277,367
Industrials	7.7	722,849,557
Healthcare	6.2	574,661,129
Telecommunications	5.6	519,646,661
Consumer Discretionary	5.0	465,371,706
Utilities	4.9	462,432,657
Information Technology	2.0	183,688,509
Short-term Investment	10.5	981,782,406	*

Total Investments	78.4	7,321,505,795
Other Assets and Liabilities (Net)	21.6	2,020,616,540	*

Net Assets	100.0%	$9,342,122,335

*	Includes the current net notional market value of $1,888,741,627 for financial future contracts, which is 20.22% of net assets, and $29,887,890 for swap transaction agreements, which is 0.32% of net assets in cash and cash equivalents.

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio International Equity Fund II

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—62.7%

	France—9.3%
140,816	Accor SA (1)		$5,577,549
320,501	Aeroports de Paris (1)		17,242,147
153,198	Air Liquide (1)		11,174,783
125,596	Alstom SA (1)		6,099,508
382,074	Bouygues SA (1)		13,065,851
504,893	Carrefour SA (1)		17,325,709
327,751	Casino Guichard-Perrachon (1)		21,556,598
191,788	Compagnie de Saint-Gobain (1)		6,509,569
330,813	Electricite de France (1)		16,208,792
1,790,429	France Telecom (1)		40,456,487
1,090,853	GDF Suez (1)		41,901,663
451,806	Groupe Danone (1)		23,258,889
163,546	Lafarge SA (1)		7,560,108
179,117	L’Oreal SA (1)		11,929,215
392,609	LVMH (1)		21,483,657
198,844	Remy Cointreau (1)		5,301,215
587,016	Sanofi-Aventis SA (1)		33,089,485
223,663	Schneider Electric (1)		14,237,906
96,819	Suez Environnement (1)(2)		1,548,572
3,468,831	Total SA (1)		173,665,896
637,508	Vinci SA (1)		21,857,310
1,683,219	Vivendi (1)		43,494,417

			554,545,326

	Germany—8.2%
70,045	Adidas AG (1)		2,426,174
882,762	BASF SE (1)		25,576,594
903,421	Bayer AG (1)		48,261,729
802,778	Daimler AG — Registered (1)		22,529,343
181,207	Deutsche Post — Registered (1)		2,275,400
3,692,740	Deutsche Telekom — Registered (1)		44,671,745
1,924,840	E.ON AG (1)		61,981,540
2,191,201	Fraport AG (1)		82,534,384
343,079	Fresenius Medical Care (1)		15,408,623
352,577	Fresenius SE (1)		17,407,314
87,821	Merck KGaA (1)		7,466,376
332,890	Metro AG (1)		12,136,569
528,739	Rhoen-Klinikum AG (1)		10,857,281
762,730	RWE AG (1)		59,321,131
818,058	SAP AG (1)		29,075,562
823,674	Siemens AG — Registered (1)		46,216,381

			488,146,146

	United Kingdom—6.7%
12,377,104	BP PLC (1)		87,524,936
1,510,840	British American Tobacco (1)		41,323,859
1,211,042	Cadbury PLC (1)		9,731,702
2,026,327	Diageo PLC (1)		27,612,216
1,337,759	GlaxoSmithKline PLC (1)		23,544,274
1,092,050	Imperial Tobacco (1)		29,756,742
829,710	National Grid (1)		7,737,209
1,398,275	Rolls-Royce Group (1)(2)		6,705,249
325,388	Scottish & Southern Energy (1)		5,593,310
1,674,056	Smith & Nephew (1)		12,101,484
9,223,966	Tesco PLC (1)		47,524,956
38,138,180	Vodafone Group (1)		70,709,142
6,450,260	WM Morrison Supermarkets (1)		25,119,910
902,280	WPP PLC (1)		5,066,404

			400,051,393

	Netherlands—5.2%
1,086,809	Heineken NV (1)		32,035,611
2,704,459	KKR Private Equity Investors (Unit) (1)(2)		6,351,322
2,057,385	Koninklijke (Royal) KPN (1)		27,502,855
930,988	Koninklijke Philips Electronics (1)		16,899,290

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund II

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Netherlands—Continued
706,739	Reed Elsevier (1)		$7,842,844
6,064,858	Royal Dutch Shell		150,740,093
279,874	TNT NV (1)		4,882,542
2,744,810	Unilever NV (1)		60,622,753

			306,877,310

	Japan—4.9%
207,348	Aisin Seiki (1)		2,745,604
511,464	Canon Inc (1)		13,750,337
1,561	Central Japan Railway (1)		11,106,883
107,500	Daikin Industries (1)		2,455,335
254,649	Denso Corp (1)		4,603,824
270,600	East Japan Railway (1)		18,339,759
191,100	Eisai Co (1)		6,982,562
94,140	Fanuc Ltd (1)		5,586,314
2,666	Fuji Media (1)		3,390,930
910,232	Honda Motor (1)		20,355,273
904,888	ITOCHU Corp (1)		4,388,578
4,131	Japan Tobacco (1)		11,807,170
1,657	KDDI Corp (1)		10,356,883
431,830	Komatsu Ltd (1)		4,435,172
271,484	Kubota Corp (1)		1,465,888
65,000	Kyocera Corp (1)		4,153,298
661,738	Mitsubishi Corp (1)		8,758,828
994,000	Mitsubishi Electric (1)		4,530,399
870,800	Mitsui & Co (1)		9,047,592
72,014	Nidec Corp (1)		3,405,886
72,841	Nintendo Co (1)		22,414,452
109,500	Nippon Telegraph & Telephone (1)		5,280,981
9,663	NTT DoCoMo (1)		16,832,175
56,493	Olympus Corp (1)		907,585
846,551	Panasonic Corp (1)		10,153,226
176,000	Ricoh Co (1)		2,135,936
99,254	Seven & I (1)		2,645,992
142,180	Shin-Etsu Chemical (1)		6,604,549
205,398	Sony Corp (1)		3,973,111
409,800	Suzuki Motor (1)		5,513,255
194,896	Takeda Pharmaceutical (1)		9,108,317
1,642,794	Toyota Motor (1)		52,409,445
80,340	Yamada Denki (1)		4,740,137

			294,385,676

	Switzerland—4.8%
521,362	ABB Ltd — Registered (1)(2)		6,772,632
151,103	BKW FMB Energie (1)		12,912,941
388,033	Compagnie Financiere Richemont (1)		5,667,780
74,643	Flughafen Zuerich — Registered (1)		16,697,813
307,311	Holcim Ltd — Registered (1)		12,397,799
3,309,916	Nestle SA — Registered (1)		114,358,704
144,765	Nobel Biocare — Registered (1)		2,227,997
959,414	Novartis AG — Registered (1)		39,670,618
287,095	Roche Holding (1)		40,339,494
83,432	Swatch Group (1)		9,311,297
9,655	Swisscom AG — Registered(1)		3,037,096
71,694	Syngenta AG — Registered (1)		13,864,979
36,986	Synthes Inc (1)(2)		4,464,695
361,579	Xstrata PLC (1)		2,955,112

			284,678,957

	Australia—3.4%
6,687,552	BHP Billiton (1)		119,293,495
14,591,635	Macquarie Airports (1)		21,002,633
497,808	Newcrest Mining		9,675,277

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund II

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Australia—Continued
2,314,773	Rio Tinto (1)		$54,503,277

			204,474,682

	Italy—3.1%
1,312,749	Buzzi Unicem (1)		16,420,524
846,296	Credito Emiliano		3,763,460
1,807,590	Enel SpA (1)		10,140,800
6,651,045	Eni SpA (1)		141,238,427
273,764	Geox SpA (1)		1,520,681
270,547	Italcementi SpA (1)		2,538,777
7,629,939	Telecom Italia (1)		9,384,470

			185,007,139

	Canada—2.6%
1,366,135	Barrick Gold		50,839,592
1,504,926	Eldorado Gold (2)		11,652,449
453,582	EnCana Corp		19,963,681
1,031,346	Ivanhoe Mines (2)		2,811,590
419,280	Kinross Gold		7,348,433
254,941	Petro-Canada		5,467,501
458,294	Potash Corp of Saskatchewan		34,098,981
181,798	Research In Motion (2)		10,071,609
1,046,121	Talisman Energy		9,795,915

			152,049,751

	Czech Republic—2.2%
1,177,610	Komercni Banka		129,975,937

	Poland—2.0%
31,631	Bank BPH (1)(2)		316,945
553,919	Bank Handlowy w Warszawie (1)		5,538,339
813,740	Bank Pekao (1)		25,301,760
33,116	ING Bank Slaski (1)		2,589,416
10,418,053	PKO Bank Polski (1)		82,867,662

			116,614,122

	Spain—1.6%
696,563	EDP Renovaveis (1)(2)		5,182,439
898,488	Iberdrola Renovables (1)(2)		3,650,866
4,400,105	Iberdrola SA (1)		34,176,350
174,940	Inditex SA (1)		6,684,601
2,467,213	Telefonica SA (1)		43,926,295

			93,620,551

	Hungary—1.5%
848,664	Magyar Telekom Telecommunications (1)		2,086,020
8,179,373	OTP Bank (1)(2)		80,889,116
43,342	Richter Gedeon (1)		4,937,096

			87,912,232

	Brazil—0.9%
3,866,157	Vale do Rio Doce ADR		54,551,475

	Ireland—0.9%
2,228,819	CRH PLC (1)		51,672,423

	Finland—0.8%
2,349,788	Nokia Oyj (1)		28,862,943
723,966	Orion Oyj — Class B (1)		12,489,897
1,174,500	Stora Enso — Class R (1)		7,176,440

			48,529,280

	Sweden—0.7%
534,344	Getinge AB — Class B (1)		7,183,924
300,635	Hennes & Mauritz — Class B (1)		11,704,435
2,218,643	Svenska Cellulosa — Class B (1)		17,453,600

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund II

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value
COMMON STOCKS—Continued

	Sweden—Continued
1,376,309	TeliaSonera AB (1)		$6,095,200

			42,437,159

	Hong Kong—0.7%
10,150,358	China Merchants Holdings International (1)		17,974,796
43,732,604	GOME Electrical Appliances (1)(3)		6,316,277
323,160	Melco Crown Entertainment Sponsored ADR (2)		901,616
8,573,505	Melco International Development (1)		2,464,585
38,587,422	Shun Tak (1)		13,944,173

			41,601,447

	Multinational—0.6%
1,413,898	ArcelorMittal (1)		31,782,921
216,288	Central European Media Enterprises — Class A (2)		2,132,600

			33,915,521

	Austria—0.5%
37,259	Flughafen Wien (1)		1,494,003
965,719	OMV AG (1)		27,612,197
219,858	Telekom Austria (1)		3,093,608

			32,199,808

	Denmark—0.5%
5,202	ALK-Abello A/S (1)		458,475
589,994	Novo Nordisk — Class B (1)		31,508,150

			31,966,625

	China—0.3%
40,166,705	Beijing Capital International Airport — Class H (1)		17,641,894
403,477	Shenzhen Chiwan Wharf — Class B (1)		353,457

			17,995,351

	Romania—0.3%
2,427,321	BRD-Groupe Societe Generale		4,236,542
256,506,199	SNP Petrom		12,856,878

			17,093,420

	Lebanon—0.2%
797,891	SOLIDERE Sponsored GDR (4)		11,736,977

	Norway—0.2%
564,112	StatoilHydro ASA (1)		9,748,141

	Ukraine—0.1%
89,341,591	Raiffeisen Bank Aval (2)		1,615,938
39,541	Ukrnafta (2)		514,522
26,941	Ukrnafta Sponsored ADR (2)		2,123,280
13,114,606	Ukrsotsbank JSCB (2)		255,978
92,477,349	UkrTelecom		3,188,874
627,195	UkrTelecom Sponsored GDR (2)		1,004,687

			8,703,279

	Greece—0.1%
435,733	Hellenic Telecommunications Organization (1)		6,573,673

	Cyprus—0.1%
2,598,203	Marfin Popular Bank Public (1)		5,806,861

	New Zealand—0.1%
6,236,393	Auckland International Airport (1)		5,729,080

	Russia—0.1%
6,816,851	AvtoVAZ (3)		1,160,583
247,110	AvtoVAZ Sponsored GDR (3)		210,355
415,238	Federal Grid Co Unified Energy System Sponsored GDR (2)(3)(4)		477,524
230,736	Inter Rao UES Sponsored GDR (2)(3)(4)		392,251
76,728	Kuzbassenergo OJSC Sponsored GDR (2)(3)(4)		71,917
370,392	Mosenergo OAO Sponsored GDR (2)(3)(4)		458,054
1,062,048	OGK1 Sponsored GDR (2)(3)(4)		459,098
276,000	OGK2 Sponsored GDR (2)(3)(4)		201,480

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund II

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Russia—Continued
453,744	OGK3 Sponsored GDR (2)(3)(4)		$180,273
321,816	OGK6 Sponsored GDR (2)(3)(4)		228,704
55,200,000	RAO Energy System of East — BRD (2)		99,360
1,114,080	Sistema-Hals Sponsored GDR (2)(4)		278,520
421,728	TGK1 Sponsored GDR (2)(3)(4)		159,294
71,208	TGK2 Sponsored GDR (2)(3)(4)		43,831
174,984	TGK4 Sponsored GDR (2)(3)(4)		115,053
185,472	TGK9 Sponsored GDR (2)(3)(4)		93,408
17,664	TGK14 Sponsored GDR (2)(3)(4)		31,136
184,368	Volga Territorial Generating Sponsored GDR (2)(3)(4)		116,065
189,888	Yenisei Territorial Generating Sponsored GDR (2)(3)(4)		60,301

			4,837,207

	Portugal—0.1%
1,136,281	Energias de Portugal (1)		4,037,119

	United States—0.0%
160,831	Dr. Pepper Snapple (2)		2,645,670

	Mexico—0.0%
1,042,550	Grupo Cementos de Chihuahua		2,103,817

	TOTAL COMMON STOCKS (Cost $5,154,586,052)		3,732,223,555

INVESTMENT FUND—0.4%

	Multinational—0.4%
1,017,369	iShares MSCI Emerging Markets Index Fund (Cost $24,206,464)		23,023,060

PREFERRED STOCKS—0.0%

	Russia—0.0%
27,940	Silvinit (3)		2,696,210

	Philippines—0.0%
8,687,023	Ayala Land (2)(3)		18,339

	TOTAL PREFERRED STOCKS (Cost $7,077,389)		2,714,549

EQUITY LINKED NOTES—0.0%

	Russia—0.0%
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (2)(3)(4)		558,033
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009 (2)(3)(4)		88,789

			646,822

	TOTAL EQUITY LINKED NOTES (Cost $6,128,310)		646,822

Face
Value	Currency
REPURCHASE AGREEMENT—16.7%

		United States—16.7%
994,386,751	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009, with a maturity value of $994,396,695 and an effective yield of 0.12%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 0.259%-6.250%, maturities ranging from 02/09/2009-08/25/2036, and an aggregate market value of $1,014,326,800. (Cost $994,386,751)	994,386,751

		TOTAL INVESTMENTS—79.8% (Cost $6,186,384,966)	4,752,994,737
		OTHER ASSETS AND LIABILITIES (Net) —20.2%	1,203,059,633

		TOTAL NET ASSETS —100.0%	$5,956,054,370

Notes to the Portfolio of Investments.

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

(1)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the board of Trustees.

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio International Equity Fund II

(2)	Non-income producing security.

(3)	Illiquid security.

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
     Aggregate cost for federal income tax purpose was $6,586,133,236.
Glossary of Currencies
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2009
Artio International Equity Fund II
Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

02/03/09	AUD	28,094,159	17,865,079	18,510,117	$(645,038)
02/05/09	AUD	106,320,579	67,584,415	70,171,582	(2,587,167)
02/03/09	BRL	215,261,254	92,569,560	88,799,773	3,769,787
03/03/09	BRL	228,430,689	97,319,468	97,869,127	(549,659)
02/03/09	CAD	7,867,094	6,345,198	6,374,142	(28,944)
02/10/09	CAD	393,874,593	317,638,240	322,725,004	(5,086,764)
02/23/09	CAD	88,097,375	71,033,782	70,186,046	847,736
04/20/09	CZK	46,818,962	2,137,243	2,233,996	(96,753)
05/07/09	CZK	41,103,663	1,875,671	1,961,287	(85,616)
05/14/09	CZK	92,749,107	4,232,214	4,435,716	(203,502)
07/14/09	CZK	30,085,280	1,372,316	1,434,511	(62,195)
10/14/09	CZK	30,200,046	1,377,553	1,439,297	(61,744)
10/26/09	CZK	322,202,106	14,697,218	16,891,329	(2,194,111)
10/27/09	CZK	1,242,886,992	56,694,240	67,255,790	(10,561,550)
11/03/09	CZK	2,435,721,195	111,106,483	127,261,951	(16,155,468)
02/23/09	EUR	33,173,530	42,497,101	43,441,401	(944,300)
02/23/09	GBP	140,615,225	202,662,314	196,702,257	5,960,057
06/04/09	HUF	6,093,871,500	25,624,370	31,579,372	(5,955,002)
02/02/09	JPY	271,515,146	3,023,218	3,020,191	3,027
02/04/09	JPY	7,195,280,888	80,121,447	81,281,485	(1,160,038)
02/05/09	JPY	5,809,323,438	64,689,384	65,125,484	(436,100)
02/06/09	JPY	12,431,385,314	138,431,021	139,464,652	(1,033,631)
02/09/09	KRW	12,262,528,067	8,888,950	9,342,879	(453,929)
02/12/09	KRW	34,399,785,562	24,936,416	26,050,576	(1,114,160)
02/23/09	KRW	40,178,621,229	29,127,431	29,203,824	(76,393)
03/02/09	KRW	39,848,675,000	28,890,087	29,214,571	(324,484)
10/20/09	PLN	120,617,005	34,324,732	43,913,759	(9,589,027)
10/26/09	PLN	21,836,018	6,213,478	7,985,379	(1,771,901)
11/19/09	PLN	221,530,690	63,015,466	81,954,724	(18,939,258)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(69,536,127)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

02/03/09	BRL	215,261,254	92,569,560	92,945,274	375,714
04/20/09	CZK	46,818,962	2,137,243	2,501,815	364,572
05/07/09	CZK	1,012,760,068	46,214,968	53,619,233	7,404,265
05/12/09	CZK	1,883,833,199	85,961,819	94,845,143	8,883,324
05/14/09	CZK	92,749,107	4,232,214	4,529,874	297,660
05/21/09	CZK	219,205,680	10,002,111	10,892,208	890,097
07/14/09	CZK	30,085,280	1,372,316	1,639,524	267,208
10/14/09	CZK	30,200,046	1,377,552	1,639,524	261,972
10/26/09	CZK	671,909,813	30,649,102	33,394,017	2,744,915
10/27/09	CZK	1,242,886,992	56,694,240	62,556,867	5,862,627
11/03/09	CZK	4,337,434,252	197,853,951	231,025,632	33,171,681
02/02/09	EUR	91,393,071	117,120,152	118,562,403	1,442,251
02/03/09	EUR	231,292,709	296,401,433	296,275,652	(125,781)
02/23/09	EUR	370,900,656	475,143,969	486,863,467	11,719,498
02/03/09	HUF	1,139,353,356	4,893,197	4,916,303	23,106
05/12/09	HUF	9,935,734,469	41,920,628	46,406,980	4,486,352
06/04/09	HUF	11,077,181,999	46,578,898	52,748,486	6,169,588
02/02/09	PLN	6,265,751	1,801,539	1,877,660	76,121
05/07/09	PLN	154,037,040	44,010,622	55,658,875	11,648,253
05/11/09	PLN	318,681,889	91,039,610	110,853,289	19,813,679
05/14/09	PLN	4,876,840	1,393,051	1,591,450	198,399
05/21/09	PLN	27,102,710	7,739,937	8,808,161	1,068,224
10/20/09	PLN	120,617,005	34,324,732	38,468,189	4,143,457
10/26/09	PLN	21,836,018	6,213,478	7,335,893	1,122,415
10/30/09	PLN	265,638,450	75,583,561	88,354,715	12,771,154
11/19/09	PLN	221,530,690	63,015,467	70,571,276	7,555,809

Net unrealized appreciation on forward foreign exchange contracts to sell					$142,636,560

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2009
Artio International Equity Fund II
Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
PLN	— Polish Zloty

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds
Artio International Equity Fund II
(Percentage of Net Assets)
At January 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Energy	10.8%	$641,251,464
Materials	9.4	556,753,205
Consumer Staples	8.3	496,693,481
Industrials	6.9	412,715,353
Financials	6.4	384,566,170
Healthcare	5.5	328,415,377
Telecommunications	5.0	294,200,192
Utilities	4.5	268,227,304
Consumer Discretionary	4.4	261,915,418
Information Technology	1.9	113,870,022
Short-term Investment	16.7	994,386,751	*

Total Investments	79.8	4,752,994,737
Other Assets and Liabilities (Net)	20.2	1,203,059,633	*

Net Assets	100.0%	$5,956,054,370

*	Includes the current net notional market value of $1,332,113,543 for financial future contracts, which is 22.37% of net assets, and $14,723,270 for swap transaction agreements, which is 0.25% of net assets in cash and cash equivalents.

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio Total Return Bond Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—43.1%

		Federal Home Loan Mortgage Corporation
33,500,000	USD	2.500% due 01/07/2014		$33,480,771
12,000,000	USD	4.125% due 09/27/2013		12,874,788
1,843,968	USD	5.050% due 04/01/2036 (1)		1,857,649
1,483,252	USD	5.079% due 09/01/2035 (1)		1,476,226
5,333,590	USD	5.142% due 02/01/2037 (1)		5,484,371
42,685	USD	5.496% due 12/01/2036 (1)		44,062
124,800,278	USD	6.500% due 05/01/2022-12/01/2038		130,243,620

				185,461,487

		Federal Home Loan Mortgage Corporation TBA

24,290,000	USD	4.500% due 02/01/2039		24,403,871

		Federal National Mortgage Association Corporation
9,700,000	USD	2.000% due 01/09/2012		9,690,911
21,520,000	USD	3.875% due 07/12/2013		22,876,406
2,509,133	USD	4.404% due 11/01/2035 (1)		2,491,461
25,589,473	USD	5.000% due 12/01/2036-05/01/2038		26,046,420
24,939,285	USD	5.500% due 05/01/2035-02/01/2038		25,553,453
1,958,846	USD	5.573% due 02/01/2036 (1)		2,017,034
5,062,369	USD	5.776% due 12/01/2037 (1)		5,189,700
10,606,255	USD	5.801% due 12/01/2037 (1)		10,964,251
11,917,084	USD	5.820% due 06/01/2037 (1)		12,402,080
64,060,046	USD	6.000% due 06/01/2036-02/01/2038		66,103,299

				183,335,015

		Federal National Mortgage Association Corporation TBA
39,400,000	USD	4.000% due 03/01/2039		38,956,750
68,540,000	USD	4.500% due 02/01/2039		69,011,212

				107,967,962

		Government National Mortgage Association
67,476,675	USD	6.000% due 07/15/2034-09/15/2038		69,553,018

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $560,694,935)		570,721,353

CORPORATE BONDS—23.8%

		United States—15.6%
		Abbott Laboratories
3,130,000	USD	5.600% due 11/30/2017 (2)		3,351,141

		AIG Life Holdings US
4,900,000	USD	7.500% due 08/11/2010		4,379,125

		Allstate Life Global Funding Trusts
1,510,000	USD	5.375% due 04/30/2013		1,524,682

		American Express Bank FSB
3,500,000	USD	5.550% due 10/17/2012		3,365,939

		American Honda Finance
6,000,000	USD	4.625% due 04/02/2013 (3)		5,556,480

		Amgen Inc
2,900,000	USD	5.700% due 02/01/2019 (2)		3,019,732

		Anheuser-Busch Cos
4,660,000	USD	7.500% due 03/15/2012 (2)		4,820,234

		Anheuser-Busch InBev Worldwide
3,940,000	USD	8.200% due 01/15/2039 (2)(3)		3,981,508

		AT&T Inc
6,480,000	USD	5.500% due 02/01/2018 (2)		6,448,669

		Bottling Group
3,055,000	USD	5.500% due 04/01/2016 (2)		3,106,422

		Bristol-Myers Squibb
3,970,000	USD	6.125% due 05/01/2038 (2)		4,205,425

		Cargill Inc
5,000,000	USD	4.375% due 06/01/2013 (2)(3)		4,616,075

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Total Return Bond Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		United States—Continued
		Coca-Cola Co
5,050,000	USD	5.350% due 11/15/2017 (2)		$5,371,352

		Comcast Corp
5,030,000	USD	6.950% due 08/15/2037 (2)		5,154,508

		ConocoPhillips
4,440,000	USD	4.400% due 05/15/2013 (2)		4,511,622
8,760,000	USD	5.750% due 02/01/2019 (2)		8,812,823

				13,324,445

		Consolidated Edison
2,400,000	USD	5.500% due 09/15/2016 (2)		2,449,344
7,250,000	USD	5.850% due 04/01/2018 (2)		7,579,150

				10,028,494

		Devon Energy
2,340,000	USD	7.950% due 04/15/2032 (2)		2,548,707

		General Dynamics
2,600,000	USD	5.250% due 02/01/2014		2,711,262

		General Mills
970,000	USD	5.650% due 02/15/2019 (2)		991,251

		GlaxoSmithKline Capital
3,600,000	USD	4.375% due 04/15/2014 (2)		3,721,784
5,600,000	USD	6.375% due 05/15/2038 (2)		6,259,870

				9,981,654

		Harley-Davidson Funding
8,180,000	USD	5.250% due 12/15/2012 (2)(3)		6,279,614
4,300,000	USD	6.800% due 06/15/2018 (2)(3)		2,591,029

				8,870,643

		International Business Machines
4,910,000	USD	8.000% due 10/15/2038 (2)		6,177,860

		International Lease Finance
1,280,000	USD	3.500% due 04/01/2009		1,254,099

		JPMorgan Chase
9,350,000	USD	3.125% due 12/01/2011		9,624,750

		Kraft Foods
9,150,000	USD	6.125% due 02/01/2018		9,346,386

		Leland Stanford Junior University, Series A
500,000	USD	5.850% due 03/15/2009		502,271

		Litton Industries
4,380,000	USD	6.980% due 03/15/2036 (2)		4,068,056

		McCormick & Co
2,350,000	USD	5.750% due 12/15/2017 (2)		2,285,319

		Merna Reinsurance, Series B
2,700,000	USD	3.209% due 07/07/2010 (1)(3)		2,533,140

		Metropolitan Life Global Funding I
3,130,000	USD	5.125% due 04/10/2013 (3)		2,998,468

		National Rural Utilities Cooperative Finance
5,180,000	USD	5.450% due 02/01/2018 (2)		4,960,264

		President and Fellows of Harvard College, Series 2
1,860,000	USD	6.000% due 01/15/2019 (3)		2,005,082

		Raytheon Co
3,710,000	USD	6.400% due 12/15/2018 (2)		3,913,590

		Southern Co, Series A
5,130,000	USD	5.300% due 01/15/2012 (2)		5,358,983

		SYSCO Corp
7,040,000	USD	5.250% due 02/12/2018 (2)		6,962,609

		TIAA Global Markets
5,040,000	USD	4.950% due 07/15/2013 (2)(3)		4,939,644

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Total Return Bond Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		United States—Continued
		Time Warner Cable
6,400,000	USD	6.750% due 07/01/2018 (2)		$6,260,864

		Tyco International Finance
5,680,000	USD	8.500% due 01/15/2019 (2)		6,040,453

		United Parcel Service
5,370,000	USD	6.200% due 01/15/2038 (2)		5,490,326

		UnitedHealth Group
2,950,000	USD	6.875% due 02/15/2038 (2)		2,699,156

		Wal-Mart Stores
5,620,000	USD	6.500% due 08/15/2037		6,375,665

		Wyeth
4,000,000	USD	5.500% due 02/01/2014 (2)		4,176,052
900,000	USD	5.450% due 04/01/2017 (2)		914,439

				5,090,491

				206,245,224

		Netherlands—2.5%
		ING Bank NV
13,710,000	USD	2.625% due 02/09/2012 (3)		13,669,144

		Koninklijke Philips Electronics NV
7,050,000	USD	6.875% due 03/11/2038 (2)		6,769,205

		Shell International Finance BV
11,610,000	USD	6.375% due 12/15/2038 (2)		12,172,110

				32,610,459

		United Kingdom—1.5%
		AstraZeneca PLC
2,400,000	USD	5.400% due 06/01/2014 (2)		2,551,646

		Diageo Capital
6,000,000	USD	5.125% due 01/30/2012 (2)		6,163,890

		SABMiller PLC
4,280,000	USD	6.200% due 07/01/2011 (2)(3)		4,285,607

		Vodafone Group
6,820,000	USD	6.150% due 02/27/2037 (2)		6,639,407

				19,640,550

		Australia—1.0%
		BHP Billiton Finance USA
6,790,000	USD	5.400% due 03/29/2017		6,102,356

		National Australia Bank
3,400,000	USD	2.550% due 01/13/2012 (3)		3,407,752

		Rio Tinto Finance
4,700,000	USD	5.875% due 07/15/2013 (2)		4,138,595

				13,648,703

		Germany—1.0%
		KFW
13,360,000	USD	2.000% due 01/17/2012		13,299,493

		Canada—0.9%
		Alcan Inc
5,000,000	USD	7.250% due 03/15/2031 (2)		3,957,585

		Thomson Reuters
4,800,000	USD	5.700% due 10/01/2014 (2)		4,430,434

		Trans Canada Pipelines
3,780,000	USD	7.625% due 01/15/2039 (2)		3,945,915

				12,333,934

		France—0.4%
		AXA SA
5,110,000	USD	8.600% due 12/15/2030		3,888,919

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Total Return Bond Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		France—Continued
		Lafarge SA
2,455,000	USD	7.125% due 07/15/2036 (2)		$1,431,918

				5,320,837

		Brazil—0.4%
		Embraer Overseas
1,900,000	USD	6.375% due 01/24/2017 (2)		1,501,000

		Petrobras International Finance
4,000,000	USD	5.875% due 03/01/2018 (2)		3,515,120

				5,016,120

		Norway—0.3%
		StatoilHydro ASA
3,425,000	USD	6.700% due 01/15/2018 (2)		3,732,699

		Chile—0.2%
		Celulosa Arauco y Constitucion
3,300,000	USD	7.750% due 09/13/2011		3,377,055

		TOTAL CORPORATE BONDS (Cost $324,190,016)		315,225,074

ASSET BACKED SECURITIES—16.5%

		United States—16.5%
		Banc of America Alternative Loan Trust
		Series 2004-10, Class 2CB1
1,753,914	USD	6.000% due 11/25/2034 (2)		1,547,753

		Banc of America Commercial Mortgage
		Series 2002-2, Class A3
2,000,000	USD	5.118% due 07/11/2043 (2)		1,928,325
		Series 2006-2, Class A4
10,270,000	USD	5.739% due 05/10/2045 (1)(2)		7,784,238
		Series 2006-5, Class A4
8,500,000	USD	5.414% due 09/10/2047 (2)		6,214,515

				15,927,078

		Bank of America Credit Card Trust
		Series 2008-A9, Class A9
9,000,000	USD	4.070% due 07/16/2012 (2)		8,913,223
		Series 2006-A15, Class A15
9,062,000	USD	0.333% due 04/15/2014 (1)(2)		8,090,995

				17,004,218

		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14, Class A4
3,205,000	USD	5.201% due 12/11/2038 (2)		2,510,894
		Series 2006-PW11, Class A4
11,140,000	USD	5.456% due 03/11/2039 (1)(2)		9,360,866
		Series 2007-PW16, Class A4
11,200,000	USD	5.712% due 06/11/2040 (1)(2)		8,087,913
		Series 2005-PWR8, Class A4
13,100,000	USD	4.674% due 06/11/2041 (2)		10,900,649

				30,860,322

		Capital Auto Receivables Asset Trust
		Series 2008-2, Class A2A
6,364,778	USD	3.740% due 03/15/2011 (2)		6,193,117

		Capital One Prime Auto Receivables Trust
		Series 2006-1, Class A3
1,104,995	USD	4.990% due 09/15/2010 (2)		1,105,118

		Chase Issuance Trust
		Series 2006-A3, Class A3
6,710,000	USD	0.323% due 07/15/2011 (1)(2)		6,673,889

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Total Return Bond Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

ASSET BACKED SECURITIES—Continued

		United States—Continued
		Citibank Credit Card Issuance Trust
		Series 2008-A1, Class A1
12,600,000	USD	5.350% due 02/07/2020 (2)		$10,988,764

		CNH Equipment Trust
		Series 2006-B, Class A3
253,720	USD	5.200% due 06/15/2010 (2)		253,622
		Series 2007-C, Class A3A
5,000,000	USD	5.210% due 12/15/2011 (2)		4,951,563

				5,205,185

		Credit Suisse Mortgage Capital Certificates
		Series 2007-7, Class 3A1
7,255,837	USD	5.500% due 03/25/2023 (2)		5,318,613
		Series 2006-C5, Class A3
10,200,000	USD	5.311% due 12/15/2039 (2)		6,712,849

				12,031,462

		GE Capital Commercial Mortgage Corporation
		Series 2002-1A, Class A3
11,700,000	USD	6.269% due 12/10/2035 (2)		11,267,834

		Honda Auto Receivables Owner Trust
		Series 2006-1, Class A3
389,049	USD	5.070% due 02/18/2010 (2)		389,249
		Series 2008-1, Class A2
4,070,000	USD	3.770% due 09/20/2010 (2)		4,060,149

				4,449,398

		JPMorgan Chase Commercial Mortgage Securities Corporation
		Series 2002-CIB4, Class A3
1,920,000	USD	6.162% due 05/12/2034 (2)		1,876,312

		Lehman Brothers — UBS Commercial Mortgage Trust
		Series 2001-C3, Class A2
8,420,000	USD	6.365% due 12/15/2028 (2)		8,341,775

		Lehman Mortgage Trust
		Series 2007-10, Class 4A1
8,816,811	USD	6.000% due 01/25/2027 (2)		7,099,376

		MASTR Alternative Loans Trust
		Series 2005-1, Class 1A1
3,487,827	USD	5.500% due 02/25/2035 (2)		2,354,478

		MASTR Asset Securitization Trust
		Series 2007-2, Class A3
5,636,988	USD	6.250% due 01/25/2038 (2)		4,253,983

		MBNA Credit Card Master Note Trust
		Series 2006-A1, Class A1
3,120,000	USD	4.900% due 07/15/2011 (2)		3,120,796

		Merrill Auto Trust Securitization
		Series 2008-1, Class A2A
5,630,000	USD	4.270% due 12/15/2010 (2)		5,613,114

		Morgan Stanley Capital I
		Series 2006-T23, Class A4
2,600,000	USD	5.811% due 08/12/2041 (1)(2)		1,966,110
		Series 2006-IQ12, Class A4
9,250,000	USD	5.332% due 12/15/2043 (2)		6,364,741

				8,330,851

		Morgan Stanley Dean Witter Capital I
		Series 2001-TOP3, Class A4
473,681	USD	6.390% due 07/15/2033 (2)		468,861
		Series 2001-TOP5, Class A4
5,200,000	USD	6.390% due 10/15/2035 (2)		5,131,539
		Series 2002-TOP7, Class A2
7,500,000	USD	5.980% due 01/15/2039 (2)		7,292,573

				12,892,973

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Total Return Bond Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

ASSET BACKED SECURITIES—Continued

		United States—Continued
		Morgan Stanley Mortgage Loan Trust
		Series 2004-9, Class 1A
3,354,027	USD	6.125% due 11/25/2034 (1)(2)		$2,828,354

		PG&E Energy Recovery Funding LLC
		Series 2005-1, Class A2
1,367,557	USD	3.870% due 06/25/2011 (2)		1,371,324

		Prime Mortgage Trust
		Series 2004-CL1, Class 1A1
3,508,861	USD	6.000% due 02/25/2034 (2)		3,166,551

		Residential Accredit Loans
		Series 2003-QS10, Class A14
2,257,793	USD	4.500% due 05/25/2033 (2)		1,994,130

		SLM Student Loan Trust
		Series 2008-4, Class A1
5,231,399	USD	1.839% due 07/25/2013 (1)(2)		5,121,903
		Series 2007-2, Class A1
1,271,080	USD	1.139% due 04/25/2014 (1)(2)		1,245,402
		Series 2008-7, Class A1
5,576,262	USD	1.559% due 10/27/2014 (1)(2)		5,443,227
		Series 2005-6, Class A3
377,412	USD	1.209% due 04/25/2018 (1)(2)		375,323

				12,185,855

		Small Business Administration
		Series 2006-P10A, Class 1
763,889	USD	5.408% due 02/10/2016		782,947
		Series 2007-P10A, Class 1
5,825,415	USD	5.459% due 02/10/2017		5,896,828

				6,679,775

		TIAA Seasoned Commercial Mortgage Trust
		Series 2007-C4, Class A3
7,500,000	USD	6.086% due 08/15/2039 (1)(2)		6,036,470

		U-Haul S Fleet LLC
		Series 2007-BT1, Class BT
3,333,652	USD	5.559% due 02/25/2020 (2)(3)		2,402,881

		USAA Auto Owner Trust
		Series 2005-3, Class A4
4,611,140	USD	4.630% due 05/15/2012 (2)		4,619,511

				218,422,647

		Russia—0.0%
		CityMortgage MBS Finance B.V.
		Series 2006-1A, Class AFL
1,219,905	USD	1.986% due 09/10/2033 (1)(2)(3)		365,971

		TOTAL ASSET BACKED SECURITIES (Cost $250,206,739)		218,788,618

FOREIGN GOVERNMENT BONDS—5.0%

		France—2.7%
		CCCE — Principal Certificate
1,400,000	USD	Zero Coupon due 05/01/2009		1,392,713

		France Government Bond
27,810,000	EUR	4.000% due 10/25/2038		34,506,330

				35,899,043

		Mexico—1.8%
		Mexican BONOS
347,300,000	MXN	7.750% due 12/14/2017		24,285,142

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Total Return Bond Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

FOREIGN GOVERNMENT BONDS—Continued

		Chile—0.5%
		Chile Government International Bond
6,410,000	USD	6.875% due 04/28/2009		$6,490,125

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $67,882,337)		66,674,310

REPURCHASE AGREEMENT—17.3%

		United States—17.3%
229,447,206	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009, with a maturity value of $229,449,500, and an effective yield of 0.12%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.259%-0.347%, with maturities ranging from 05/21/2009-06/04/2009, and an aggregate market value of $234,036,548. (Cost $229,447,206)		229,447,206

		TOTAL INVESTMENTS—105.7% (Cost $1,432,421,233)		1,400,856,561
		OTHER ASSETS AND LIABILITIES (Net)—(5.7)%		(75,352,085)

		TOTAL NET ASSETS—100.0%		$1,325,504,476

Notes to the Portfolio of Investments.

TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(1)	Variable Rate Security.

(2)	Callable

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $1,433,211,920.
Glossary of Currencies
EUR — Euro
MXN — Mexican Peso
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2009
Artio Total Return Bond Fund
Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

06/02/09	AED	50,070,000	13,598,957	13,945,133	$(346,176)
02/09/09	AUD	58,311,753	37,055,922	39,100,000	(2,044,078)
04/29/09	AUD	18,500,000	11,699,821	12,157,035	(457,214)
04/08/09	CAD	28,000,000	22,574,540	23,604,111	(1,029,571)
02/04/09	EUR	77,700,000	99,566,481	106,073,530	(6,507,049)
02/26/09	EUR	8,860,000	11,349,630	12,671,572	(1,321,942)
02/04/09	JPY	5,513,618,487	61,395,670	57,513,103	3,882,567
02/17/09	JPY	644,937,280	7,182,938	6,770,000	412,938
02/23/09	JPY	3,450,244,000	38,430,237	37,600,000	830,237
04/14/09	JPY	1,183,192,450	13,194,546	13,310,000	(115,454)
04/15/09	JPY	447,980,000	4,995,857	5,000,000	(4,143)
04/20/09	JPY	1,234,551,600	13,769,631	13,680,000	89,631

Net unrealized depreciation on forward foreign exchange contracts to buy					$(6,610,254)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

02/04/09	AUD	19,702,640	12,528,911	12,872,671	343,760
02/09/09	AUD	58,311,753	37,055,922	38,722,785	1,666,863
04/29/09	AUD	18,500,000	11,699,821	12,142,845	443,024
04/08/09	CAD	28,000,000	22,574,540	23,023,395	448,855
02/04/09	EUR	104,002,640	133,271,260	134,327,725	1,056,465
02/26/09	EUR	8,860,000	11,349,630	11,350,625	995
02/04/09	JPY	3,104,535,349	34,569,861	33,750,000	(819,861)
02/17/09	PY	644,937,280	7,182,938	6,951,028	(231,910)
02/23/09	JPY	1,308,800,280	14,577,956	13,620,000	(957,956)
04/14/09	JPY	1,230,461,280	13,721,671	13,680,000	(41,671)
02/12/09	MXN	348,115,000	24,160,894	25,607,612	1,446,718

Net unrealized appreciation on forward foreign exchange contracts to sell					$3,355,282

Glossary of Currencies

AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds
Artio Total Return Bond Fund
At January 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
U.S. Government and Agency Obligations	43.1%	$570,721,353
Corporate Bonds	23.8	315,225,074
Asset Backed Securities	16.5	218,788,618
Foreign Government Bonds	5.0	66,674,310
Short-Term Investments	17.3	229,447,206	*

Total Investments	105.7	1,400,856,561
Other Assets and Liabilities (Net)	(5.7)	(75,352,085)	*

Net Assets	100.0%	$1,325,504,476

*	Includes the current net notional market value of $(55,507,500) for future contracts, which is (4.19)% of net assets in cash and cash equivalents.

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—66.8%

		United States — 48.0%
		AGCO Corp
4,220,000	EUR	6.875% due 04/15/2014 (1)		$4,082,974
Airgas Inc
4,450,000	USD	7.125% due 10/01/2018 (1)(2)		4,105,125

		Alliant Techsystems
4,970,000	USD	6.750% due 04/01/2016 (1)		4,796,050

		Allied Waste North America
3,720,000	USD	5.750% due 02/15/2011 (1)		3,647,322

		Allison Transmission
1,025,000	USD	11.000% due 11/01/2015 (1)(2)		574,000
5,732,000	USD	11.250% due 11/01/2015 (1)(2)		2,608,060

				3,182,060

		American Airlines Pass Through Trust 1999
2,955,000	USD	7.024% due 04/15/2011		2,866,350

		Anheuser-Busch InBev Worldwide
4,200,000	USD	7.750% due 01/15/2019 (1)(2)		4,267,918

		Aquila Inc
7,155,000	USD	7.950% due 02/01/2011 (1)		7,164,108

		ArcelorMittal Inc
6,945,000	USD	6.500% due 04/15/2014 (1)		5,737,320

		Biomet Inc
2,350,000	USD	10.000% due 10/15/2017 (1)		2,397,000

		Calabash Re, Series A1
450,000	USD	10.653% due 06/01/2009 (2)(3)(4)		450,540

		Calabash Re II, Series A1
250,000	USD	10.396% due 01/08/2010 (2)(3)(4)		244,175

		Calpine Generating
1,675,000	USD	Zero Coupon due 04/01/2010 (1)(5)		33,500

		Carillon Ltd, Series A1
830,000	USD	11.996% due 01/08/2010 (2)(3)(4)		333,038

		Carrizo Oil & Gas
7,945,000	USD	4.375% due 06/01/2028 (1)		4,061,881

		Case New Holland
2,910,000	USD	6.000% due 06/01/2009 (1)		2,873,625

		CenterPoint Energy
1,725,000	USD	5.950% due 02/01/2017 (1)		1,381,684

		CenterPoint Energy Houston Electric, Series U
1,195,000	USD	7.000% due 03/01/2014 (1)		1,231,453

		Chesapeake Energy
5,775,000	EUR	6.250% due 01/15/2017 (1)		5,291,471

		CHS/Community Health Systems
2,690,000	USD	8.875% due 07/15/2015 (1)		2,602,575

		Church & Dwight
1,245,000	USD	6.000% due 12/15/2012 (1)		1,238,775

		CMS Energy
5,690,000	USD	8.500% due 04/15/2011 (1)		5,758,439

		Cooper-Standard Automotive
3,725,000	USD	7.000% due 12/15/2012 (1)(4)		1,117,500

		CSX Corp
4,675,000	USD	7.375% due 02/01/2019 (1)		4,456,098

		CV Therapeutics
4,027,000	USD	3.250% due 08/16/2013 (1)		3,513,557

		DAE Aviation
3,350,000	USD	11.250% due 08/01/2015 (1)(2)		1,189,250

		Delphi Corp
1,500,000	USD	6.550% due 06/15/2006 (1)(5)		45,000

		Dresser-Rand Group
6,495,000	USD	7.375% due 11/01/2014 (1)		5,358,375

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		United States—Continued
		Exide Technologies, Series B
7,875,000	USD	10.500% due 03/15/2013 (1)		$4,646,250

		FedEx Corp
595,000	USD	8.000% due 01/15/2019 (1)		620,003

		Ford Motor
2,940,000	USD	7.125% due 11/15/2025		588,000

		Ford Motor Credit
1,000,000	USD	7.375% due 02/01/2011		747,474

		Freeport-McMoRan C&G
5,310,000	USD	8.375% due 04/01/2017 (1)		4,413,391

		General Motors
750,000	USD	7.125% due 07/15/2013 (1)		121,875
3,550,000	USD	8.375% due 07/15/2033 (1)		514,750

				636,625

		Hawker Beechcraft Acquisition
6,110,000	USD	9.750% due 04/01/2017 (1)		1,130,350

		Health Management Associates
1,700,000	USD	6.125% due 04/15/2016 (1)		1,198,500

		Helix 04
790,000	USD	6.859% due 06/30/2009 (2)(3)(4)		793,239

		Hertz Corp
4,000,000	EUR	7.875% due 01/01/2014 (1)		2,639,888
3,215,000	USD	10.500% due 01/01/2016 (1)		1,691,894

				4,331,782

		Hexcel Corp
5,650,000	USD	6.750% due 02/01/2015 (1)		4,887,250

		IASIS Healthcare Capital
4,470,000	USD	8.750% due 06/15/2014 (1)		3,955,950

		Intcomex Inc
2,415,000	USD	11.750% due 01/15/2011 (1)(4)		953,925

		Intuit Inc
3,200,000	USD	5.750% due 03/15/2017 (1)		2,528,998

		Invacare Corp
4,850,000	USD	9.750% due 02/15/2015 (1)		4,437,750

		Jarden Corp
5,380,000	USD	7.500% due 05/01/2017 (1)		3,900,500

		JP Morgan Chase Capital XX, Series T
2,460,000	USD	6.550% due 09/29/2036 (1)		1,868,011

		K Hovnanian Enterprises
6,461,000	USD	8.625% due 01/15/2017 (1)		1,809,080

		KB Home
1,840,000	USD	6.375% due 08/15/2011 (1)		1,573,200
3,140,000	USD	5.875% due 01/15/2015 (1)		2,166,600
1,275,000	USD	6.250% due 06/15/2015 (1)		930,750

				4,670,550

		Koppers Holdings, Multi-Coupon
5,116,000	USD	Zero Coupon due 11/15/2014 (1)(3)(6)		4,252,675

		Level 3 Financing
2,705,000	USD	9.250% due 11/01/2014 (1)		1,974,650
2,500,000	USD	6.845% due 02/15/2015 (1)(3)		1,300,000
1,050,000	USD	8.750% due 02/15/2017 (1)		677,250

				3,951,900

		MacDermid Inc
3,790,000	USD	9.500% due 04/15/2017 (1)(2)		1,876,050

		Massey Energy
4,310,000	USD	3.250% due 08/01/2015		2,682,975

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		United States—Continued
		Meritage Homes
6,410,000	USD	7.000% due 05/01/2014 (1)		$4,198,550

		Monongahela Power
3,800,000	USD	7.950% due 12/15/2013 (1)(2)		3,862,377

		Nalco Co
3,940,000	USD	7.750% due 11/15/2011 (1)		4,544,196

		New Albertsons
2,085,000	USD	7.500% due 02/15/2011 (1)		2,085,000
2,295,000	USD	7.250% due 05/01/2013 (1)		2,157,300

				4,242,300

		NewMarket Corp
5,045,000	USD	7.125% due 12/15/2016 (1)		3,935,100

		NRG Energy
2,556,000	USD	7.375% due 02/01/2016 (1)		2,440,980

		Owens Brockway Glass Container
1,000,000	EUR	6.750% due 12/01/2014 (1)		1,095,682

		PepsiCo Inc
1,250,000	USD	7.900% due 11/01/2018 (1)		1,552,964

		Qwest Corp
4,400,000	USD	5.246% due 06/15/2013 (3)		3,784,000

		Residential Reinsurance
975,000	USD	8.953% due 06/06/2011 (2)(3)(4)		936,439

		Rochester Gas & Electric
600,000	USD	8.000% due 12/15/2033 (1)(2)		577,861

		RR Donnelley & Sons
4,265,000	USD	11.250% due 02/01/2019 (1)		4,188,170

		Sempra Energy
610,000	USD	9.800% due 02/15/2019 (1)		706,762

		Stanadyne Corp, Series 1
1,850,000	USD	10.000% due 08/15/2014 (1)(4)		1,267,250

		Sunguard Data Systems
8,425,000	USD	10.250% due 08/15/2015 (1)		5,771,125

		Tennessee Gas Pipeline
400,000	USD	8.000% due 02/01/2016 (1)(2)		399,000

		Toll Corp
4,295,000	USD	8.250% due 02/01/2011 (1)		4,187,625

		United Rentals North America
2,350,000	USD	1.875% due 10/15/2023 (1)		1,603,875

		Verizon Wireless Capital
3,050,000	USD	8.500% due 11/15/2018 (1)(2)		3,505,274

		Verso Paper, Series B
3,040,000	USD	9.125% due 08/01/2014 (1)		1,261,600

		Vought Aircraft Industries
6,890,000	USD	8.000% due 07/15/2011 (1)		4,237,350

		WCA Waste
6,225,000	USD	9.250% due 06/15/2014 (1)		4,637,625

		Williams Cos
3,045,000	USD	7.875% due 09/01/2021 (1)		2,898,362

		Wynn Las Vegas Capital
6,105,000	USD	6.625% due 12/01/2014 (1)		4,479,544

		Tyco International Finance
1,500,000	USD	8.500% due 01/15/2019		1,595,190

				216,217,592

		United Kingdom — 3.8%
		Ardagh Glass Finance
1,390,000	EUR	7.125% due 06/15/2017 (1)		1,309,244

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		United Kingdom—Continued
		Ardagh Glass Finance BV
2,585,000	EUR	8.875% due 07/01/2013 (1)		$2,815,774

		Eurus Ltd
645,000	USD	7.163% due 04/08/2009 (2)(3)(4)		643,839

		Global Crossing UK Finance
4,887,000	GBP	11.750% due 12/15/2014 (1)		4,544,401

		Royal Bank of Scotland, Multi-Coupon
1,800,000	USD	7.640% due 03/31/2049 (1)(3)		279,108

		Vodafone Group
1,800,000	USD	7.750% due 02/15/2010 (1)		1,861,375
2,865,000	USD	5.375% due 01/30/2015 (1)		2,780,339
2,970,000	USD	5.625% due 02/27/2017 (1)		2,895,958
				7,537,672

				17,130,038

		Brazil — 3.4%
		CESP Companhia Energetica Sao Paulo
350,000	USD	9.250% due 08/11/2013 (2)		364,875
8,520,000	BRL	9.750% due 01/15/2015 (2)		3,216,300

				3,581,175

		Independencia International
4,995,000	USD	9.875% due 05/15/2015 (2)		3,171,825

		ISA Capital do Brasil
4,930,000	USD	8.800% due 01/30/2017 (1)(2)		4,535,600

		Petrobras International Finance
3,120,000	USD	5.875% due 03/01/2018 (1)		2,741,794
1,000,000	USD	8.375% due 12/10/2018		1,055,000
				3,796,794

				15,085,394

		Russia — 2.3%
		ALROSA Finance
2,680,000	USD	8.875% due 11/17/2014		1,936,300
300,000	USD	8.875% due 11/17/2014 (2)		211,500

				2,147,800

		Evraz Group
4,760,000	USD	8.250% due 11/10/2015 (1)(2)		2,927,400

		Norilsk Nickel Finance
560,000	USD	7.125% due 09/30/2009		555,738

		TNK- BP Finance
1,915,000	USD	7.500% due 07/18/2016 (2)		1,216,025
4,155,000	USD	6.625% due 03/20/2017 (2)		2,430,675
1,365,000	USD	6.625% due 03/20/2017		795,113

				4,441,813

		URSA Finance (Ursabk)
560,000	USD	12.000% due 12/30/2011 (4)		336,000

				10,408,751

		Canada — 1.5%
		Rogers Wireless
3,100,000	USD	9.625% due 05/01/2011 (1)		3,169,886

		Shaw Communications
1,000,000	CAD	7.500% due 11/20/2013 (1)		840,795
3,760,000	CAD	5.700% due 03/02/2017		2,791,107
				3,631,902

				6,801,788

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		Netherlands — 1.5%
		Impress Holdings BV
3,635,000	EUR	5.737% due 09/15/2013 (1)(3)		$3,680,017
421,000	EUR	5.737% due 09/15/2013 (1)(2)(3)		426,214

				4,106,231

		Sensata Technologies
9,215,000	EUR	9.000% due 05/01/2016 (1)		2,618,059

				6,724,290

		Germany — 1.4%
		Unitymedia GmbH
1,200,000	EUR	8.750% due 02/15/2015 (1)		1,322,507
3,770,000	EUR	10.125% due 02/15/2015 (1)		4,396,439
705,000	EUR	10.375% due 02/15/2015 (1)(2)		615,113

				6,334,059

		Norway — 1.3%
		Biofuel Energy
2,900,000	USD	10.000% due 06/07/2012 (1)(4)		1,812,500

		Petromena AS
4,800,000	USD	10.850% due 11/19/2010 (1)(2)(4)		984,000

		Sea Production
5,900,000	USD	6.383% due 02/14/2012 (1)(2)(3)		3,097,500

				5,894,000

		Denmark — 0.9%
		Nordic Telephone
2,050,000	EUR	8.250% due 05/01/2016 (1)		2,154,200
1,900,000	EUR	8.250% due 05/01/2016 (1)(2)		1,996,576

				4,150,776

		France — 0.7%
		Europcar Groupe
3,860,000	EUR	7.745% due 05/15/2013 (1)(2)(3)		1,582,908
3,385,000	EUR	8.125% due 05/15/2014 (1)		1,214,605
1,200,000	EUR	8.125% due 05/15/2014 (1)(2)		430,584

				3,228,097

		Greece — 0.7%
		Hellas Telecommunications
3,965,000	EUR	6.112% due 10/15/2012 (1)(3)		2,997,875

		Chile — 0.3%
		Celulosa Arauco y Constitucion SA
1,580,000	USD	5.625% due 04/20/2015 (1)		1,406,416

		Australia — 0.2%
		Australis Ltd, Series 1
595,000	USD	7.193% due 02/03/2009 (2)(3)(4)		592,917

		Australis Ltd, Series 2
495,000	USD	6.843% due 03/24/2009 (2)(3)(4)		491,065

				1,083,982

		Ireland — 0.2%
		Osiris Capital, Series D3
1,000,000	USD	6.094% due 01/15/2010 (2)(3)(4)		979,150

		Kazakhstan — 0.2%
		KazakhGold Group
1,605,000	USD	9.375% due 11/06/2013 (1)		802,500

		Mexico — 0.2%
		Axtel SAB de CV
1,170,000	USD	7.625% due 02/01/2017 (1)(2)		763,425

		Hungary — 0.1%
		HTCC Holdco I BV
703,553	EUR	10.862% due 04/15/2013 (1)(2)(3)(4)		135,240

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

CORPORATE BONDS—Continued

		Hungary—Continued
		HTCC Holdco I BV—Continued
1,985,976	EUR	10.862% due 04/15/2013 (1)(3)(4)		$381,754

				516,994

		Japan — 0.1%
		AKIBARE Ltd
485,000	USD	5.103% due 05/22/2012 (2)(3)(4)		463,248

		TOTAL CORPORATE BONDS (Cost $382,931,597)		300,988,375

BANK LOANS—16.1%

		United States — 13.6%
		Allison Transmission, Inc.
2,375,000	USD	3.169% due 08/07/2014 (3)		1,553,081

		Aramark Corporation
74,301	USD	1.309% due 01/27/2014 (3)		65,364
1,091,045	USD	3.334% due 01/27/2014 (3)		959,816

				1,025,180

		Astoria Generating Company Acquisitions, LLC
2,765,616	USD	2.117% due 02/23/2013 (3)		2,495,969
4,475,578	USD	4.110% due 08/23/2013 (3)		3,222,416

				5,718,385

		ATP Oil & Gas Corp.
1,189,270	USD	8.500% due 07/15/2011 (3)		692,325
3,802,993	USD	8.500% due 07/15/2014 (3)		2,213,886

				2,906,211

		Biomet Inc.
1,645,833	USD	4.459% due 03/25/2015 (3)		1,470,735

		Community Health Systems, Inc.
145,965	USD	2.948% due 07/25/2014 (3)		124,125
2,854,035	USD	4.445% due 07/25/2014 (3)		2,427,000

				2,551,125

		Covanta Energy Corporation
4,435,284	USD	3.210% due 02/10/2014 (3)		3,986,212
2,295,332	USD	3.953% due 02/10/2014 (3)		2,062,930

				6,049,142

		Delphi Corporation DIP
5,615,000	USD	9.500% due 06/30/2009 (3)		1,112,085

		Delta Air Lines, Inc.
4,179,393	USD	3.686% due 04/30/2014 (3)		2,124,026

		Federal-Mogul Corporation
3,653,417	USD	Zero Coupon due 12/27/2014 (3)		1,753,640
1,852,984	USD	Zero Coupon due 12/27/2015 (3)		889,432

				2,643,072

		Ford Motor Company
10,675,493	USD	5.000% due 12/16/2013 (3)		3,889,883

		Hawker Beechcraft Acquisition Company LLC
1,462,780	USD	2.754% due 03/26/2014 (3)		811,030
85,894	USD	3.459% due 03/26/2014 (3)		47,624

				858,654

		HBI Branded Apparel Limited Inc.
6,080,000	USD	4.909% due 03/05/2014 (3)		5,117,335

		HCA, Inc.
6,597,291	USD	3.459% due 11/16/2012 (3)		5,659,242

		Helicon Cable Holdings, LLC
2,019,280	USD	5.200% due 07/31/2014 (3)(4)		959,158

		NewPage Corporation
6,494,838	USD	5.313% due 12/21/2014 (3)		3,777,833

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

BANK LOANS—Continued

		United States—Continued
		Progressive Moulded Products LTD
1,875,631	USD	8.399% due 08/16/2011 (3)(4)		$323,546

		Spectrum Brands, Inc.
153,987	USD	0.298% due 03/30/2013 (3)		95,857
5,182,165	USD	5.897% due 03/30/2013 (3)		3,225,898

				3,321,755

		TXU Corporation
4,157,920	USD	4.752% due 10/10/2014 (3)		2,911,583
2,825,693	USD	3.906% due 10/29/2014 (3)		1,979,556

				4,891,139

		Univision Communications Inc.
4,320,000	USD	2.659% due 09/29/2014 (3)		2,297,316

		Wrigley (Wm) Jr. Company
2,880,000	USD	6.500% due 10/06/2014 (3)		2,837,701

				61,086,604

		Netherlands — 1.4%
		UPC Broadband Holding B.V.
9,201,170	EUR	4.636% due 12/31/2014 (3)		6,490,285

				6,490,285

		Canada — 0.9%
		Great Canadian Gaming Corporation
5,117,826	USD	3.675% due 02/13/2014 (3)		4,094,261

		United Kingdom — 0.2%
		Aramark Corporation
1,247,070	GBP	Zero Coupon due 01/27/2014 (3)		1,016,362

		TOTAL BANK LOANS (Cost $102,236,222)		72,687,512

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—1.9%

		United States — 1.9%
		Federal Home Loan Mortgage Corporation
2,500,000	USD	4.500% due 01/15/2015		2,728,382
2,500,000	USD	4.375% due 07/17/2015		2,698,390

				5,426,772

		U.S. Treasury Bill
3,350,000	USD	Zero Coupon due 04/23/2009		3,348,647

				8,775,419

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,386,812)		8,775,419

FOREIGN GOVERNMENT BONDS—1.7%

		Brazil — 1.2%
		Brazil Notas do Tesouro Nacional, Series F
4,980,000	BRL	10.000% due 01/01/2010		2,121,442
2,600,000	BRL	10.000% due 01/01/2012		1,064,953

				3,186,395

		Brazil Notas do Tesouro Nacional, Series NTNB
5,164,316	BRL	6.000% due 08/15/2010		2,307,145

				5,493,540

		Colombia — 0.5%
		Colombia Government International Bond
4,400,000,000	COP	12.000% due 10/22/2015		2,122,579

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $9,162,779)		7,616,119

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

MUNICIPAL OBLIGATIONS—1.6%

		United States — 1.6%
		Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2
2,250,000	USD	6.000% due 06/01/2042 (1)		$1,352,317

		Florida State Turnpike Authority, Turnpike Revenue, Series A
870,000	USD	5.000% due 07/01/2022 (1)		924,297

		Maryland State Health & Higher Educational Facilities Authority
		Revenue, John Hopkins University, Series A
2,200,000	USD	5.000% due 07/01/2032 (1)		2,201,936

		Texas State Transportation Commission Mobility Fund, Series A
1,350,000	USD	4.750% due 04/01/2035 (1)		1,246,982

		University of California Revenue, Series L
1,375,000	USD	5.000% due 05/15/2040 (1)		1,300,186

		TOTAL MUNICIPAL OBLIGATIONS (Cost $7,758,253)		7,025,718

Share
Amount

INVESTMENT FUNDS—0.5%
		Canada — 0.5%

32,660	CAD	ARC Energy Trust		434,378
31,860	CAD	Crescent Point Energy Trust		621,345
26,570	CAD	NAL Oil & Gas Trust		173,155
22,600	CAD	Penn West Energy Trust		254,099
18,990	CAD	Vermilion Energy Trust		397,000
27,320	CAD	Zargon Energy Trust		337,134

		TOTAL INVESTMENT FUNDS (Cost $3,751,674)		2,217,111

COMMON STOCKS—0.1%

		Canada — 0.1%
21,690	CAD	Newalta Inc		90,269
49,115	CAD	Progress Energy Resources (7)		415,944

				506,213

		United States — 0.0%
28,233	USD	Federal Mogul Class A (7)		162,622

		TOTAL COMMON STOCKS (Cost $2,285,681)		668,835

Contracts

OPTIONS—0.1%

		United States — 0.1%
240	USD	U.S. Treasury Notes 10 yr Put, expires 02/20/2009, Strike 124 (Cost $214,489)		510,000

Face
Value

FOREIGN GOVERNMENT COMPENSATION NOTE—0.1%

		Bulgaria — 0.1%
1,575,213	BGN	Bulgaria Registered Compensation Vouchers (7) (Cost $570,983)		278,762

Share
Amount

WARRANTS—0.0%

		Norway — 0.0%
		Biofuel Energy
136,474	USD	Zero Coupon due (Cost $—) (4)

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio Global High Income Fund

Face		(Percentage of		Market
Value	Currency	Net Assets)	Description	Value

COMMERCIAL PAPER—2.2%

		United States — 2.2%
		7 - Eleven
5,000,000	USD	0.200% due 02/12/2009 (2)		$4,998,778

		Pitney Bowes
5,000,000	USD	0.150% due 02/09/2009 (2)		4,999,583

				9,998,361

		TOTAL COMMERCIAL PAPER (Cost $9,998,361)		9,998,361

REPURCHASE AGREEMENTS—9.2%

		United States—9.2%
41,349,602	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009, with a maturity value of $41,350,016 and an effective yield of 0.12%, collateralized by a U.S. Government Agency and Obligation, with a rate of 0.338%, a maturity of 07/30/2009 and an aggregate market value of $42,178,175. (Cost $41,349,602)		41,349,602

		TOTAL INVESTMENTS—100.3% (Cost $568,646,453)		452,115,814

		OTHER ASSETS AND LIABILITIES (Net) —(0.3)%		(1,298,783)

		TOTAL NET ASSETS —100.0%		$450,817,031

Notes to the Portfolio of Investments.

(1)	Callable

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(3)	Variable Rate Security.

(4)	Illiquid security.

(5)	Defaulted Security.

(6)	Step Bond

(7)	Non-income producing security.
Aggregate cost for federal income tax purposes was $569,265,987.
Glossary of Currencies
BGN — Bulgarian Lev
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Columbia Peso
EUR — Euro
GBP — British Pound Sterling
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2009
Artio Global High Income Fund
Forward Foreign Exchange Contracts to Buy

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

02/03/09	BRL	10,575,000	4,547,605	4,565,206	$(17,601)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(17,601)

Forward Foreign Exchange Contracts to Sell

	Contracts to Deliver
					Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)

02/03/09	BRL	10,575,000	4,547,605	4,345,619	(201,986)
04/14/09	EUR	4,000,000	5,121,616	5,471,600	349,984

Net unrealized appreciation on forward foreign exchange contracts to sell					$147,998

Glossary of Currencies

BRL	— Brazilian Real
EUR	— Euro

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds
Artio Global High Income Fund
(Percentage of Net Assets)
At January 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Corporate Bonds	66.8%	$300,988,375
Bank Loans	16.1	72,687,512
U.S. Government and Agency Obligations	1.9	8,775,419
Foreign Government Bonds	1.7	7,616,119
Municipal Obligations	1.6	7,025,718
Investment Funds	0.5	2,217,111
Common Stock	0.1	668,835
Options	0.1	510,000
Foreign Government Compensation Notes	0.1	278,762
Warrants	0.0	0
Short-term Investments	11.4	51,347,963	*

Total Investments	100.3	452,115,814
Other Assets and Liabilities (Net)	(0.3)	(1,298,783	)*

Net Assets	100.0%	$450,817,031

*	Includes the current net notional market value of $9,807,939 for swap transaction agreements, which is 2.18% of net assets in cash and cash equivalents.

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio U.S. Microcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—98.8%

	Semiconductors & Semiconductor Equipment—14.1%
5,920	ATMI Inc *		$79,979
7,380	Intersil Corp-Class A		68,708
3,440	Power Integrations		66,977
95,690	RF Micro Devices *		103,345
19,800	Rudolph Technologies *		55,638
4,535	Standard Microsystems *		62,810

			437,457

	Health Care Equipment & Services—14.0%
3,115	Genoptix Inc *		105,598
3,600	Kensey Nash *		74,412
6,710	Natus Medical *		51,935
4,220	SonoSite Inc *		80,138
4,270	Vnus Medical Technologies *		68,363
4,180	Volcano Corp *		54,633

			435,079

	Banks—9.7%
6,820	Abington Bancorp		48,081
18,917	Cardinal Financial		104,989
6,760	Columbia Banking System		60,164
6,836	West Coast Bancorp		20,303
2,646	WSFS Financial		68,267

			301,804

	Consumer Services—9.5%
1,920	American Public Education *		75,187
36,814	Century Casinos *		60,743
26,519	Morton’s Restaurant *		47,734
8,110	Pinnacle Entertainment *		54,986
4,475	Red Robin Gourmet Burgers *		54,506

			293,156

	Capital Goods—8.8%
8,769	BE Aerospace *		84,796
7,973	Harbin Electric *		51,027
4,080	KHD Humboldt Wedag *		40,514
3,070	MasTec Inc *		32,634
2,790	Middleby Corp *		64,617

			273,588

	Diversified Financials—8.5%
1,090	Diamond Hill Investment *		56,037
11,649	Epoch Holding		71,408
4,828	Evercore Partners-Class A		54,218
22,550	TICC Capital		82,308

			263,971

	Energy—6.9%
5,180	Carrizo Oil & Gas *		71,795
7,249	Gulfport Energy *		27,764
13,310	Hercules Offshore *		49,513
26,760	Parallel Petroleum *		64,759

			213,831

	Commercial & Professional Services—6.7%
13,080	Ceco Environmental *		30,738
24,920	Cenveo Inc *		98,434
54,980	GlobalOptions Group *		79,721

			208,893

	Software & Services—5.9%
3,730	Progress Software *		63,634
2,775	SPSS Inc *		71,262

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio U.S. Microcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Software & Services—Continued
12,470	THQ Inc *		$49,256

			184,152

	Consumer Durables & Apparel—3.7%
3,530	Harman International Industries		56,798
5,200	True Religion Apparel *		59,332

			116,130

	Food, Beverage & Tobacco—2.4%
2,800	TreeHouse Foods *		73,892

	Transportation—2.3%
8,960	Celadon Group *		70,067

	Pharmaceuticals & Biotechnology—2.2%
2,620	Martek Biosciences *		69,299

	Real Estate—2.1%
5,330	Sun Communities REIT		63,960

	Technology Hardware & Equipment—2.0%
12,100	Measurement Specialties *		61,468

	TOTAL COMMON STOCKS (Cost $4,116,736)		3,066,747

Face
Value	Currency

REPURCHASE AGREEMENT—0.8%

23,597	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009, with maturity value of $23,597, and an effective yield of 0.12%, collateralized by a U.S. Government and Agency Obligation, with a rate of 5.887%, a maturity of 01/01/2037 and an aggregate market value of $25,766. (Cost $23,597)	23,597

		TOTAL INVESTMENTS—99.6% (Cost $4,140,333)	3,090,344
		OTHER ASSETS AND LIABILITIES (Net)—0.4%	13,381

		TOTAL NET ASSETS—100.0%	$3,103,725

Notes to the Portfolio of Investments.

REIT	Real Estate Investment Trust

*	Non-income producing security.

Aggregate cost for federal income tax purpose was $4,390,144.
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds
Artio U.S. Microcap Fund
(Percentage of Net Assets)
At January 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	22.0%	$683,076
Financials	20.3	629,735
Industrials	17.8	552,549
Healthcare	16.2	504,378
Consumer Discretionary	13.2	409,286
Energy	6.9	213,831
Consumer Staples	2.4	73,892
Short-term Investment	0.8	23,597

Total Investments	99.6	3,090,344
Other Assets and Liabilities (Net)	0.4	13,381

Net Assets	100.0%	$3,103,725

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio U.S. Smallcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—99.7%

	Software & Services—10.2%
1,570	Affiliated Computer Services — Class A *		$72,000
4,245	ANSYS Inc *		105,531
4,990	Progress Software *		85,129
4,015	SPSS Inc *		103,105
14,530	THQ Inc *		57,394

			423,159

	Pharmaceuticals & Biotechnology—9.4%
2,900	Alexion Pharmaceuticals *		106,923
9,430	Cepheid Inc *		70,159
1,675	Myriad Genetics *		124,905
3,020	Perrigo Co		88,637

			390,624

	Semiconductors & Semiconductor Equipment—8.8%
2,900	Hittite Microwave *		74,298
3,440	Maxim Integrated Products		45,511
6,050	Microchip Technology		114,769
119,475	RF Micro Devices *		129,033

			363,611

	Energy—8.5%
3,250	Arena Resources *		79,170
9,250	Carrizo Oil & Gas *		128,205
17,360	Hercules Offshore *		64,579
4,130	PetroHawk Energy *		81,402

			353,356

	Consumer Services—8.1%
5,870	Career Education *		127,966
9,545	Cheesecake Factory *		82,851
35,564	Morton’s Restaurant *		64,015
2,100	Wynn Resorts *		63,168

			338,000

	Capital Goods—8.1%
4,970	Baldor Electric		69,630
10,850	BE Aerospace *		104,919
9,740	KHD Humboldt Wedag *		96,718
6,250	Titan Machinery *		63,438

			334,705

	Diversified Financials—6.2%
26,190	Cardtronics Inc *		22,261
6,435	Evercore Partners-Class A		72,265
8,000	optionsXpress Holdings		87,120
4,070	Raymond James Financial		75,336

			256,982

	Health Care Equipment & Services—5.0%
3,520	Masimo Corp *		97,751
2,945	NuVasive Inc *		109,966

			207,717

	Commercial & Professional Services—4.9%
17,410	Ceco Environmental *		40,913
17,180	Cenveo Inc *		67,861
6,370	Geo Group *		94,276

			203,050

	Banks—4.8%
6,420	Valley National Bancorp		83,589
13,390	West Coast Bancorp		39,768
3,010	WSFS Financial		77,658

			201,015

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio U.S. Smallcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Materials—4.3%
2,070	Cliffs Natural Resources		$47,962
780	Compass Minerals International		46,932
4,150	Terra Industries		84,992

			179,886

	Consumer Durables & Apparel—4.0%
1,000	Deckers Outdoor *		52,240
4,470	Harman International Industries		71,922
1,910	Warnaco Group *		43,243

			167,405

	Technology Hardware & Equipment—3.7%
16,190	Measurement Specialties *		82,245
3,290	National Instruments		70,636

			152,881

	Household & Personal Products—2.5%
4,970	Herbalife Ltd		101,935

	Food, Beverage & Tobacco—2.4%
3,840	TreeHouse Foods *		101,338

	Real Estate—2.0%
14,500	MFA Financial REIT		83,085

	Retailing—1.9%
4,920	Guess? Inc		79,163

	Telecommunication Services—1.8%
3,780	NII Holdings *		73,332

	Transportation—1.7%
2,780	Old Dominion Freight Line *		69,722

	Food & Staples Retailing—1.4%
2,760	Casey’s General Stores		58,650

	TOTAL COMMON STOCKS (Cost $5,097,122)		4,139,616

Face
Value	Currency

REPURCHASE AGREEMENT—2.9%

119,027	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009, with maturity value of $119,028 and an effective yield of 0.12%, collateralized by a U.S. Government and Agency Obligation, with a rate of 5.887%, a maturity of 01/01/2037, and an aggregate market value of $121,471. (Cost $119,027)	119,027

		TOTAL INVESTMENTS—102.6% (Cost $5,216,149)	4,258,643
		OTHER ASSETS AND LIABILITIES (Net)—(2.6)%	(106,143)

		TOTAL NET ASSETS—100.0%	$4,152,500

Notes to the Portfolio of Investments.

REIT	Real Estate Investment Trust

*	Non-income producing security.

Aggregate cost for federal income tax purposes was $5,440,614.
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds Artio U.S. Smallcap Fund (Percentage of Net Assets)
At January 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	22.6%	$939,651
Industrials	14.6	607,478
Healthcare	14.4	598,341
Consumer Discretionary	14.1	584,566
Financials	13.0	541,082
Energy	8.5	353,357
Consumer Staples	6.3	261,922
Materials	4.4	179,887
Telecommunications	1.8	73,332
Short-term Investment	2.9	119,027

Total Investments	102.6	4,258,643
Other Assets and Liabilities (Net)	(2.6)	(106,143)

Net Assets	100.0%	$4,152,500

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio U.S. Midcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—100.7%

	Health Care Equipment & Services—10.5%
1,300	Aetna Inc		$40,300
1,270	CR Bard		108,674
1,420	Express Scripts *		76,339
5,900	Hologic Inc *		69,561
1,480	WellPoint Inc *		61,346

			356,220

	Semiconductors & Semiconductor Equipment—9.5%
5,380	Linear Technology		126,000
2,850	Maxim Integrated Products		37,705
5,000	Microchip Technology		94,850
7,965	Nvidia Corp *		63,322

			321,877

	Diversified Financials—8.9%
480	BlackRock Inc		52,224
1,200	IntercontinentalExchange Inc *		68,316
1,710	Morgan Stanley		34,593
3,670	Raymond James Financial		67,932
2,900	T Rowe Price		79,982

			303,047

	Software & Services—8.0%
11,540	Activision Blizzard *		101,091
750	MasterCard Inc-Class A		101,835
2,540	Salesforce.com Inc *		67,589

			270,515

	Energy—7.5%
2,650	Continental Resources *		54,775
2,150	National-Oilwell Varco *		56,846
3,270	PetroHawk Energy *		64,452
2,220	Ultra Petroleum *		79,543

			255,616

	Consumer Services—5.8%
2,930	Career Education *		63,874
8,560	Starbucks Corp *		80,807
1,730	Wynn Resorts *		52,038

			196,719

	Commercial & Professional Services—5.3%
5,090	Corrections Corp of America *		70,140
2,270	Stericycle Inc *		111,048

			181,188

	Transportation—5.2%
1,805	CH Robinson Worldwide		82,994
1,160	FedEx Corp		59,090
4,940	Southwest Airlines		34,728

			176,812

	Retailing—4.8%
1,490	Bed Bath & Beyond *		34,613
3,770	GameStop Corp-Class A *		93,420
740	Sherwin-Williams Co		35,335

			163,368

	Materials—4.7%
1,830	Cliffs Natural Resources		42,401
2,240	International Flavors & Fragrances		64,109
1,530	Mosaic Co		54,575

			161,085

	Food, Beverage & Tobacco—4.6%
2,760	Hormel Foods		82,331

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio U.S. Midcap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Food, Beverage & Tobacco—Continued
1,720	Kellogg Co		$75,147

			157,478

	Capital Goods—4.3%
2,140	Cummins Inc		51,317
1,520	Eaton Corp		66,911
2,300	Terex Corp *		27,232

			145,460

	Pharmaceuticals & Biotechnology—3.8%
1,355	Celgene Corp *		71,747
1,920	Perrigo Co		56,352

			128,099

	Consumer Durables & Apparel—3.6%
3,500	Coach Inc *		51,100
1,720	Polo Ralph Lauren		70,572

			121,672

	Real Estate—3.5%
4,150	Annaly Capital Management REIT		62,831
1,880	Rayonier Inc REIT		55,347

			118,178

	Banks—3.2%
7,960	Fifth Third Bancorp		19,024
3,050	New York Community Bancorp		40,413
1,560	PNC Financial Services		50,731

			110,168

	Telecommunication Services—2.3%
690	Millicom International Cellular		27,020
2,590	NII Holdings *		50,246

			77,266

	Automobiles & Components—2.0%
5,430	Johnson Controls		67,929

	Technology Hardware & Equipment—1.7%
3,960	NetApp Inc *		58,727

	Household & Personal Products—1.5%
2,520	Avon Products		51,534

	TOTAL COMMON STOCKS (Cost $4,117,747)		3,422,958

Face
Value		Currency

REPURCHASE AGREEMENT—0.3%

9,817	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009, with a maturity value of $9,817 and an effective yield of 0.12% collateralized by a U.S. Government and Agency Obligation, with a rate of 5.887%, a maturity of 01/01/2037, and an aggregate market value of $11,043. (Cost $9,817)	9,817

		TOTAL INVESTMENTS—101.0% (Cost $4,127,564)	3,432,775
		OTHER ASSETS AND LIABILITIES (Net)—(1.0)%	(33,727)

		TOTAL NET ASSETS—100.0%	$3,399,048

Notes to the Portfolio of Investments.

REIT	Real Estate Investment Trust

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2009
Artio U.S. Midcap Fund

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $4,275,756.
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds Artio U.S. Midcap Fund (Percentage of Net Assets)
At January 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	19.2%	$651,118
Consumer Discretionary	16.2	549,688
Financials	15.6	531,393
Industrials	14.8	503,461
Healthcare	14.3	484,319
Energy	7.5	255,616
Consumer Staples	6.1	209,012
Materials	4.7	161,085
Telecommunications	2.3	77,266
Short-term Investment	0.3	9,817

Total Investments	101.0	3,432,775
Other Assets and Liabilities (Net)	(1.0)	(33,727)

Net Assets	100.0%	$3,399,048

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2009
Artio U.S. Multicap Fund

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—94.1%

	Energy—13.1%
5,555	Carrizo Oil & Gas *		$76,992
1,610	ConocoPhillips		76,523
820	Devon Energy		50,512
1,370	Exxon Mobil		104,778
730	Hess Corp		40,595
2,110	National-Oilwell Varco *		55,789
1,640	Ultra Petroleum *		58,761

			463,950

	Pharmaceuticals & Biotechnology—10.8%
1,350	Celgene Corp *		71,482
1,240	Genentech Inc *		100,738
1,510	Gilead Sciences *		76,663
1,180	Johnson & Johnson		68,074
1,640	Teva Pharmaceutical Industries Sponsored ADR		67,978

			384,935

	Software & Services—7.9%
11,200	Activision Blizzard *		98,112
270	Google Inc-Class A *		91,403
680	MasterCard Inc-Class A		92,330

			281,845

	Capital Goods—7.4%
1,240	Eaton Corp		54,585
2,110	Emerson Electric		68,997
2,160	Illinois Tool Works		70,545
1,410	United Technologies		67,666

			261,793

	Diversified Financials—7.1%
1,446	Bank of America		9,515
540	BlackRock Inc		58,752
890	IntercontinentalExchange Inc *		50,668
2,140	Morgan Stanley		43,292
3,220	T Rowe Price		88,807

			251,034

	Health Care Equipment & Services—5.9%
870	CR Bard		74,446
1,670	Medco Health Solutions *		75,033
1,480	WellPoint Inc *		61,346

			210,825

	Food, Beverage & Tobacco—5.3%
2,360	PepsiCo Inc		118,543
1,900	Philip Morris International		70,585

			189,128

	Commercial & Professional Services—4.5%
13,020	Cenveo Inc *		51,429
2,225	Stericycle Inc *		108,847

			160,276

	Food & Staples Retailing—4.3%
2,900	CVS Caremark		77,952
1,560	Wal-Mart Stores		73,507

			151,459

	Semiconductors & Semiconductor Equipment—4.0%
4,460	Linear Technology		104,453
2,930	Maxim Integrated Products		38,764

			143,217

	Consumer Services—4.0%
3,060	Career Education *		66,708

Share	(Percentage of		Market
Amount	Net Assets)	Description	Value

COMMON STOCKS—Continued

	Consumer Services—Continued
8,050	Starbucks Corp *		$75,992

			142,700

	Technology Hardware & Equipment—3.5%
740	Apple Inc *		66,696
3,970	NetApp Inc *		58,875

			125,571

	Household & Personal Products—3.3%
2,570	Avon Products		52,557
1,150	Procter & Gamble		62,675

			115,232

	Materials—2.6%
1,680	Cliffs Natural Resources		38,926
720	Potash Corp of Saskatchewan		53,899

			92,825

	Banks—2.4%
1,540	PNC Financial Services		50,081
1,770	Wells Fargo		33,453

			83,534

	Automobiles & Components—2.0%
5,580	Johnson Controls		69,806

	Transportation—1.6%
1,130	FedEx Corp		57,562

	Telecommunication Services—1.5%
2,190	AT&T Inc		53,918

	Media—1.5%
2,440	DIRECTV Group *		53,436

	Consumer Durables & Apparel—1.4%
3,410	Coach Inc *		49,786

	TOTAL COMMON STOCKS (Cost $3,686,693)		3,342,832

Face
Value	Currency

REPURCHASE AGREEMENT—3.9%

137,368	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/30/2009, due 02/02/2009 with a maturity value of $137,369 and an effective yield of 0.12% collateralized by a U.S. Government and Agency Obligation, with a rate of 5.887% maturity of 01/01/2037 and an aggregate market value of $143,556. (Cost $137,368)	137,368

		TOTAL INVESTMENTS—98.0% (Cost $3,824,061)	3,480,200
		OTHER ASSETS AND LIABILITIES (Net)—2.0%	70,563

		TOTAL NET ASSETS—100.0%	$3,550,763

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

*	Non-income producing security.

Aggregate cost for federal income tax purposes was $4,077,360.
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	January 31, 2009
Artio Global Funds
Artio U.S. Multicap Fund
(Percentage of Net Assets)
At January 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Healthcare	16.8%	$595,760
Information Technology	15.5	550,633
Industrials	13.5	479,631
Energy	13.1	463,950
Consumer Staples	12.8	455,819
Financials	9.4	334,568
Consumer Discretionary	8.9	315,728
Materials	2.6	92,825
Telecommunications	1.5	53,918
Short-term Investment	3.9	137,368

Total Investments	98.0	3,480,200
Other Assets and Liabilities (Net)	2.0	70,563

Net Assets	100.0%	$3,550,763

ARTIO GLOBAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Significant Accounting Policies
(a) Portfolio Valuation: Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Other Portfolio holdings which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to the closing of a foreign exchange is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (each a “Board” and collectively, the “Boards”) or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the Boards. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing procedures approved by the respective Board. To the extent that a Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.
The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options, swaps, and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.
The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
Level 1 — quoted prices in active markets for identical investment

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds’ investments:
Asset Valuation Inputs

	Investments in Securities
		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Global Equity Fund †	$29,780,333	$20,487,370	$32,010	$50,299,713
International Equity Fund †	$724,244,325	$6,394,391,969	$202,869,501	$7,321,505,795
International Equity Fund II †	$579,448,112	$4,161,827,340	$11,719,285	$4,752,994,737
Total Return Bond Fund	$—	$1,393,391,214	$7,465,347	$1,400,856,561
Global High Income	$3,674,708	$418,151,952	$30,289,154	$452,115,814
U.S. Microcap Fund	$3,066,747	$23,597	$—	$3,090,344
U.S. Smallcap Fund	$4,139,616	$119,027	$—	$4,258,643
U.S. Midcap Fund	$3,422,958	$9,817	$—	$3,432,775
U.S. Multicap Fund	$3,342,832	$137,368	$—	$3,480,200

	Other Financial Instruments*
		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Global Equity Fund	$307,187	$17,026	$—	$324,213
International Equity Fund	$96,329,394	$23,956,694	$(5,446,863)	$114,839,225
International Equity Fund II	$53,737,285	$6,238,873	$—	$59,976,158
Total Return Bond Fund	$(635,299)	$—	$—	$(635,299)
Global High Income	$2,969,657	$(3,121,650)	$—	$(151,993)
U.S. Microcap Fund	$—	$—	$—	$—
U.S. Smallcap Fund	$—	$—	$—	$—
U.S. Midcap Fund	$—	$—	$—	$—
U.S. Multicap Fund	$—	$—	$—	$—

†	The amount represented includes certain securities that are classified as Level 2 exclusively due to the Funds’ use of a model-based fair value application designed to reduce time zone arbitrage opportunity. Had the model not been applied, these securities would have been classified as Level 1 securities. The total dollar amounts of these securities were:

	Amount	% of Net Assets
Fund:
Global Equity Fund	$16,624,844	31.69%
International Equity Fund	5,123,603,272	54.84%
International Equity Fund II	3,152,908,042	52.94%

*	Other financial instruments include futures, swaps, written options and foreign forward currency contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investment in Securities
							Net change in
							unrealized
							appreciation
			Realized		Net		(depreciation)
			gain/(loss)		transfers		from
	Balance as		and change in		in		investments
	of	Accrued	unrealized	Net	and/or	Balance	still held
	October 31,	discounts/	appreciation	purchases/	(out)	as of	as of
	2008	(premiums)	(depreciation)	(sales)	of Level 3	January 31, 2009	January 31, 2009
Global Equity Fund	$51,158	—	$(11,367)	$(26,344)	18,563	$32,010	$41,547
International Equity Fund	$319,256,878	—	$(106,309,887)	$(14,383,647)	4,306,157	$202,869,501	$(56,082,088)
International Equity Fund II	$18,726,804	—	$(4,332,815)	$(4,876,173)	2,201,469	$11,719,285	$(6,624,,976)
Total Return Bond Fund	$9,241,122	—	$(1,237,339)	$(538,436)	—	$7,465,347	$(1,238,878)
Global High Income	$22,039,121	46,388	$(3,288,522)	$7,304,446	4,187,721	$30,289,154	$(2,728,335)
U.S. Microcap Fund	—	—	—	—	—	—	—
U.S. Smallcap Fund	—	—	—	—	—	—	—
U.S. Midcap Fund	—	—	—	—	—	—	—
U.S. Multicap Fund	—	—	—	—	—	—	—
b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.
d) Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the adviser. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.
The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.
Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.
e) Bank Loans: The Global High Income Fund may invest in Bank Loans. Bank Loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. There was no unfunded commitment at January 31, 2009.
f) Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as Cash on deposit for broker.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.
The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure or protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit for broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts.
The following financial futures contracts were outstanding as of January 31, 2009:

						Net
					Notional Current	Unrealized
	Expiration				Market	Appreciation
	Date	Contracts	Description	Position	Value	(Depreciation)

Global Equity Fund Inc.:
	2/09	5	HANG SENG Index	Long	$426,002	$16,231
	3/09	5	ASX SPI 200 Index	Long	277,650	1,709
(1)(3)	3/09	8	KOSPI 200 Index	Long	439,838	1,813
	3/09	3	NIKKEI 225 Index	Long	265,227	(2,459)

						$17,294

						Net
					Notional Current	Unrealized
	Expiration				Market	Appreciation
	Date	Contracts	Description	Position	Value	(Depreciation)
International Equity Fund:
	2/09	3,091	HANG SENG Index	Long	$263,354,723	$10,609,378
	3/09	834	ASX SPI 200 Index	Long	46,312,002	760,160
	3/09	27,541	DJ Euro STOXX 50 Index	Long	786,698,153	(17,867,725)
(1)(3)	3/09	4,146	KOSPI 200 Index	Long	227,945,854	1,393,318
	3/09	514	NIKKEI 225 Index	Long	45,442,156	(421,280)
	3/09	647	S&P TSE 60 Index	Long	54,469,379	800,540
	3/09	6,256	TOPIX Index	Long	550,299,521	(23,537,158)
(2)(4)	3/09	(18,694)	WIG 20 Index	Short	(85,031,363)	12,343,662
(4)	6/09	(164)	WIG 20 Index	Short	(748,798)	22,592

						$(15,896,513)

International Equity Fund II:
	2/09	1,849	HANG SENG Index	Long	$157,535,711	$6,346,722
	3/09	568	ASX SPI 200 Index	Long	31,541,028	517,711
	3/09	21,959	DJ Euro STOXX 50 Index	Long	627,250,454	(16,103,292)
(1)(3)	3/09	2,725	KOSPI 200 Index	Long	149,819,694	811,315
	3/09	350	NIKKEI 225 Index	Long	30,943,102	(286,864)
	3/09	391	S&P TSE 60 Index	Long	32,917,353	491,383
	3/09	3,948	TOPIX Index	Long	347,279,813	(15,185,148)
(2)(4)	3/09	(9,841)	WIG 20 Index	Short	(44,762,686)	6,483,216
(4)	6/09	(90)	WIG 20 Index	Short	(410,926)	12,398

						$(16,912,559)

Total Return Bond Fund:
	3/09	(60)	US Treasury 10 Year Note	Short	$(7,360,313)	$(8,577)
	3/09	(380)	US Treasury 30 Year Bond	Short	(48,147,187)	2,628,250

						$2,619,673

(1)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Credit Suisse. The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gain/loss on financial futures in the Statement of Operations.

(2)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Deutsche Bank. The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gain/loss on financial futures in the Statement of Operations.

(3)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Merrill Lynch. The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gain/loss on financial futures in the Statement of Operations.

(4)	Swap transaction on futures indices for each of the respective Funds with a counterparty of UBS. The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gain/loss on financial futures in the Statement of Operations.
h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will only write covered options.
The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its total assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.
Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”
A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.
The following written options were outstanding as of January 31, 2009:

				Market
Contracts	Description	Currency	Strike Price	Value

Global Equity Fund Inc.:
16,350	Macquarie Airports, Call, Expires 02/2009	AUD	2.5	$468
1,709	Total SA, Call, Expires 02/2009	EUR	44	460

	Total written options (Premiums received $3,593)			$928

International Equity Fund:
3,106,750	Macquarie Airports, Call, Expires 02/2009	AUD	2.5	$88,901
195,707	Accor SA, Call, Expires 02/2009	EUR	34	137,939
620,000	Daimler AG, Call, Expires 02/2009	EUR	23	810,420
353,000	E. ON AG, Call, Expires 02/2009	EUR	30	8,821
1,326,000	E. ON AG, Call, Expires 02/2009	EUR	25	1,988,144
775,000	E. ON AG, Call, Expires 02/2009	EUR	29	66,443
1,332,000	Enel SpA, Call, Expires 02/2009	EUR	4.8	51,209
1,200,000	GDF Suez, Call, Expires 02/2009	EUR	32	1,568,555
2,065,333	Iberdrola SA, Call, Expires 03/2009	EUR	7	502,877
625,000	Koninklijke Philips Electronics, Call, Expires 02/2009	EUR	13	1,214,140
220,000	L’ Oreal SA C60, Call, Expires 02/2009	EUR	60	98,675
250,000	LVMH, Call, Expires 03/2009	EUR	45	807,345
340,000	RWE AG, Call, Expires 02/2009	EUR	68	96,379
749,000	RWE AG, Call, Expires 02/2009	EUR	64	946,789
310,000	Schneider Electric, Call, Expires 02/2009	EUR	46	1,910,844
1,052,500	Siemens AG, Call, Expires 02/2009	EUR	45	2,036,655
1,140,470	Total SA, Call, Expires 02/2009	EUR	44	306,917
925,000	Total SA, Call, Expires 02/2009	EUR	42	699,378
420,000	Vinci SA, Call, Expires 02/2009	EUR	30	204,527
620,000	Vinci SA, Call, Expires 02/2009	EUR	28	1,016,998

				Market
Contracts	Description	Currency	Strike Price	Value

1,240,000	Vivendi, Call, Expires 02/2009	EUR	23	135,706
1,245,000	Vivendi, Call, Expires 02/2009	EUR	21	830,600

	Total written options (Premiums received $20,349,248)			$15,528,262

International Equity Fund II:
1,876,900	Macquarie Airports, Call, Expires 02/2009	AUD	2.5	$53,708
133,000	Accor SA, Call, Expires 02/2009	EUR	34	93,742
380,000	Daimler AG, Call, Expires 02/2009	EUR	23	496,709
197,000	E. ON AG, Call, Expires 02/2009	EUR	30	4,923
774,000	E. ON AG, Call, Expires 02/2009	EUR	25	1,160,500
475,000	E. ON AG, Call, Expires 02/2009	EUR	29	40,723
668,000	Enel SpA, Call, Expires 02/2009	EUR	4.8	25,681
600,000	GDF Suez, Call, Expires 02/2009	EUR	32	784,278
1,034,667	Iberdrola SA, Call, Expires 03/2009	EUR	7	251,926
375,000	Koninklijke Philips Electronics, Call, Expires 02/20/09	EUR	13	728,484
130,000	L’ Oreal SA C60, Call, Expires 02/2009	EUR	60	58,308
150,000	LVMH, Call, Expires 03/2009	EUR	45	484,407
185,000	RWE AG, Call, Expires 02/2009	EUR	68	52,441
376,000	RWE AG, Call, Expires 02/2009	EUR	64	475,291
190,000	Schneider Electric, Call, Expires 02/2009	EUR	46	1,171,162
597,500	Siemens AG, Call, Expires 02/2009	EUR	45	1,156,201
707,821	Total SA, Call, Expires 02/2009	EUR	44	190,485
575,000	Total SA, Call, Expires 02/2009	EUR	42	434,749
230,000	Vinci SA, Call, Expires 02/2009	EUR	30	112,003
380,000	Vinci SA, Call, Expires 02/2009	EUR	28	623,321
760,000	Vivendi, Call, Expires 02/2009	EUR	23	83,174
755,000	Vivendi, Call, Expires 02/2009	EUR	21	503,697

	Total written options (Premiums received $11,802,182)			$8,985,913

Global High Income:
240,000	US 10YR Future Call, Expires 02/2009	USD	128	$22,500

	Total written options (Premiums received $149,261)			$22,500

AUD — Australian Dollar
EUR — Euro
i) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.
The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally

Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.
Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Asset and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.
The Global Equity Fund, International Equity Fund, International Equity Fund II and Global High Income Fund, engaged in swap transactions during the period ending January 31, 2009.
The Global Equity Fund has entered into the following swap agreements:
A Total Return Equity Swap Agreement with Deutsche Bank AG (London) whereby this Fund will receive the monthly return on a basket of securities from the Dow Jones Europe STOXX Banks Index. In exchange, this Fund will make payments equal to the EUR LIBOR times the notional amount of 2,430,units of the Dow Jones Europe STOXX Banks Index. The value of the contract is recorded as unrealized depreciation of $60,742 at January 31, 2009.
The International Equity Fund has entered into the following swap agreements:
A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate 0.10%, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay net coupon amounts on the notional amount converted into euro at a specified foreign exchange rate. The value of the contract, which expires on February 2, 2009 is recorded as unrealized depreciation for open contracts of $5,446,863 at January 31, 2009.
A Total Return Equity Swap Agreement with Deutsche Bank AG (London) whereby this Fund will receive the monthly return on a basket of securities from the Dow Jones Europe STOXX Banks Index. In exchange, this Fund will make payments equal to the rate of the EUR LIBOR times notional amount of 1,827,097 units of the Dow Jones Europe STOXX Banks Index. The value of the contract is recorded as unrealized depreciation of $9,446,801 at January 31, 2009.
A Total Return Equity Swap Agreement with UBS whereby this Fund will pay the monthly return on a basket of securities from the Warsaw Stock Exchange. In exchange, this Fund will receive equal to the rate of the PLN-WIBOR-WIBO times notional amount of 15,380 units of the Warsaw Stock Exchange. The value of the contract is recorded as unrealized appreciation of $451,598 at January 31, 2009.
The International Equity II Fund has entered into the following swap agreements:
A Total Return Swap Agreement with Deutsche Bank AG (London) whereby this Fund will receive the monthly return on a basket of securities from the Dow Jones Europe STOXX Banks Index. In exchange, this Fund will make payments equal to the rate of the EUR LIBOR times notional amount of 1,022,489 units of the Dow Jones Europe STOXX Banks Index. The value of the contract is recorded as unrealized depreciation of $5,464,038 at January 31, 2009.
A Total Return Equity Swap Agreement with UBS whereby this Fund will pay the monthly return on a basket of securities from the Warsaw Stock Exchange. In exchange, this Fund will receive equal to the rate of the PLN-WIBOR-WIBO times notional amount of 9,120 units of the Warsaw Stock Exchange. The value of the contract is recorded as unrealized appreciation of $266,409 at January 31, 2009.

The Global High Income Fund has entered into the following swap agreements:
Credit Default Swaps on Credit Indices — Sell Protection (1)

				Original				Unrealized
	Fixed-Deal			Notional	Current Notional		Upfront Premiums	Appreciation/
Reference Obligation	Received Rate	Maturity Date	Counterparty	Amount (2)	Amount	Market Value (3)	Paid/(Received)	(Depreciation)
CDX.NA.HY - 9	3.75%	12/20/2012	Credit Suisse	$5,000,000	$4,850,000	3,728,438	$380,208	(1,121,563)
CDX.NA.HY - 9	3.75%	12/20/2012	Credit Suisse	2,000,000	1,940,000	1,491,375	216,769	(448,625)
CDX.NA.HY - 9	3.75%	12/20/2012	Goldman Sachs	1,000,000	970,000	745,688	107,147	(224,312)
CDX.HY - 10	5.00%	6/20/2013	Merrill Lynch	5,000,000	4,950,000	3,842,438	156,944	(1,107,563)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j) Securities lending: The Global Equity Fund, the International Equity Fund, the International Equity Fund II, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Artio Global Management LLC (formerly Julius Baer Investment Management LLC, (“Artio Global Management” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans. As of January 31, 2009, there were no securities on loan.
k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.
2. Net Unrealized Tax Appreciation/Depreciation
At January 31, 2009, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)

Global Equity Fund	$65,018,006	$773,596	$(15,491,889)	$(14,718,293)
International Equity Fund	9,879,822,295	288,844,090	(2,847,160,590)	(2,558,316,500)
International Equity Fund II	6,586,133,236	18,669,568	(1,851,808,067)	(1,833,138,499)
Total Return Bond Fund	1,433,211,920	18,867,776	(51,223,135)	(32,355,359)
Global High Income Fund	569,265,987	6,884,493	(124,034,666)	(117,150,173)
U.S. Microcap Fund	4,390,144	140,918	(1,440,718)	(1,299,800)
U.S. Smallcap Fund	5,440,614	171,529	(1,353,500)	(1,181,971)
U.S. Midcap Fund	4,275,756	109,948	(952,929)	(842,981)
U.S. Multicap Fund	4,077,360	119,430	(716,590)	(597,160)

3. Investments in Affiliated Issuers
     An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended January 31, 2009, is set forth below:

	Shares Held
	January 31,	Purchases	Sales	Dividend	Market Value
Affiliate	2009	(Cost)	(Proceeds)	Income	January 31, 2009

International Equity Fund:
Agora SA	4,199,141	$1,708,946	$—	$—	$16,080,341
AIK Banka	399,974	—	268,666	—	15,267,839
Alfa Cement	437,925	—	—	—	15,633,922
Bank Forum	8,916,599	—	—	—	5,250,177
Bank of Georgia Registered Shares GDR	2,190,670	—	—	—	8,434,367
Cemacon SA	13,077,246	—	2,797	—	311,349
Chimimport AD	10,693,367	230,274	—	—	9,742,269
Clear Media	30,866,602	—	—	—	5,902,271
Condmag SA	9,712,700	—	6,544	—	570,866
Dafora SA	60,725,100	—	92,095	—	516,347
Dragon Ukrainian Properties & Development	13,182,906	—	83,937	—	7,222,198
DZI Insurance	354,861	—	—	—	4,005,182
Grupa Kety	695,295	2,189,730	—	—	11,936,408
Impact Developer & Contractor	16,912,495	—	—	—	1,311,926
Komercni Banka	2,099,453	—	—	—	231,722,192
Marseille-Kliniken AG	723,632	—	—	247,328	5,318,478
Royal UNIBREW	396,040	283,288	—	—	8,805,349
Siderurgica Venezolana Sivensa SACA	2,847,910	—	—	7,731,544	19,562,554
Sparki Eltos Lovetch	1,425,011	—	—	—	1,256,236
Tigar ad Pirot	120,801	—	81,781	—	671,617
Toza Markovic ad Kikinda	78,160	—	—	—	2,909,339
Ukrinbank	1,153,346,022	—	—	—	1,875,970
Veropharm	579,701	—	—	—	5,797,010
Zambeef Products	9,363,990	—	—	134,493	6,382,059

					$386,486,266

4. Recent Accounting Pronouncements
In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for, their effect on the Funds’ financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d)) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Equity Fund Inc.

By:	/s/ Anthony Williams

Anthony Williams
President (Principal Executive Officer)

Date:	03/31/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams

Anthony Williams
President (Principal Executive Officer)

Date:	03/31/2009

By:	/s/ Craig M. Giunta

Craig M. Giunta
Chief Financial Officer (Principal Financial Officer)

Date:	03/31/2009